UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Suite 207, Garden City, NY 11530

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:2/28/05

Item 1.  Reports to Stockholders.

THE SARATOGA ADVANTAGE TRUST

CLASS A, B, AND C SHARES

SEMI-ANNUAL REPORT

AS OF FEBRUARY 28, 2005

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Chairman’s Letter

Investment Review

Schedules of Investments

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financials

Financial Highlights

Supplemental Information

Privacy Notice

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia

Trustee, Chairman, President & CEO

Richard E. Stierwalt

Trustee & Vice Chairman

Patrick H. McCollough

Trustee

Udo W. Koopmann

Trustee

Floyd E. Seal

Trustee

Stephen H. Hamrick

Trustee

William B. Blundin

Trustee

Stephen Ventimiglia

Vice President & Secretary

Mark S. Marrone

Treasurer & Chief Financial Officer

Colleen T. McCoy

Chief Compliance Officer

Michael J. Wagner

Assistant Secretary

Andrew B. Rogers

Assistant Treasurer

Investment Manager

Distributor

Saratoga Capital Management, LLC

Aquarius Fund Distributors, LLC

1101 Stewart Avenue, Suite 207

1005 South 107th Street

Garden City, New York 11530-4808

Omaha, Nebraska 68137

Transfer & Shareholder Servicing Agent

Custodian

Gemini Fund Services, LLC

The Bank of New York

4020 South 147th Street, Suite 2

1 Wall Street, 25th Floor

Omaha, Nebraska 68137

New York, New York 10286

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

April 17, 2005

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”).  This report covers the six months from September 1, 2004 through February 28, 2005.

ECONOMIC OVERVIEW

The Gross Domestic Product (GDP) grew at an annualized rate of 3.8% during the fourth quarter of 2004. This is a very respectable rate of economic growth in light of the instability in the Middle East, coupled with a considerable increase in the price of crude oil.  The United States’ economy might not feel the full magnitude of the higher cost of energy because our economy has been shifting from a production based economy to an information and service sourced economy.  For example, Industrial Production as a percent of the GDP is currently about 18% less than it was in the early 1970’s. The proficiency of our economy and our reduced dependence on energy needed to fuel manufacturing facilities is helping to keep inflation at bay. Thus, we should be able to sustain a faster pace of economic growth without an increased risk of cost push inflation that could accompany such growth.

On March 22, 2005 the Federal Reserve’s (Fed) Federal Open Market Committee released a statement in part as follows: “The Federal Open Market Committee decided today to raise its target for the federal funds rate by 25 basis points to 2-3/4 percent.  The Committee believes that, even after this action, the stance of monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity. Output evidently continues to grow at a solid pace despite the rise in energy prices, and labor market conditions continue to improve gradually. Though longer-term inflation expectations remain well contained, pressures on inflation have picked up in recent months and pricing power is more evident. The rise in energy prices, however, has not notably fed through to core consumer prices. ” We believe that the Fed is acknowledging that our economy is firm and is continuing to grow at a reasonable rate without any long term inflationary fears.

ASSET ALLOCATION – THE INVESTMENT “COMPASS” THAT PROVIDES INVESTORS WITH AN OPPORTUNITY TO REMOVE INVESTMENT EXTREMES

Asset allocation is an investor’s investment balance between stocks, bonds, money market funds and other assets.  A key goal of asset allocation is to establish a “comfortable” blend of investments that helps keep investors invested long-term to try to achieve their investment goals, such as: college education funding or supporting a dignified retirement.  To help investors establish a comfortable blend of investments, many asset allocation programs will assist them in evaluating their risk tolerances, income needs and investment time horizons.

A well-designed asset allocation strategy often times results in investors investing in a blend of asset classes (for example, a combination of stock, bond and money market mutual funds).  By investing in a blend of various asset classes instead of investing at the extremes in only one asset class (such as only investing in money market funds – a relatively conservative investment approach, or only investing in stock funds – a relatively aggressive investment posture), investors should expect to get blended rates of return and risk over the long haul.  Conversely, investors investing at the extremes should expect to get extreme rates of return and risk over the long run (that is, low rates of return accompanied by low risk, or high rates of return along with high risk).

Using asset allocation as an investment “compass” can help investors find a comfortable blend of investments that matches their risk tolerances.  A well-established asset allocation strategy can help investors to stay disciplined and patient through full market cycles (i.e., through both market declines and advances).  To achieve long-term investment goals, it is important that investors establish the proper asset allocation strategies for themselves so that they stay invested over the long haul – they don’t quit on their investment plans.

The Saratoga Advantage Trust has been designed to help investors effectively implement their asset allocation strategies.  To try to achieve good long-term investment results, don’t let short-term stock and bond market fluctuations change your investment strategy.  Your financial advisor can help you establish a sensible asset allocation strategy to help you pursue your long-term investment goals.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the Trust’s portfolios against their benchmarks, it is important to note that the Trust is designed to help you implement an asset allocation strategy to meet your individual needs as well as select individual investments within each asset category among the myriad of choices available.  Each of the Trust’s portfolios was formed to represent a single asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.  Therefore, the Trust’s portfolios can help you to properly implement your asset allocation decisions, and keep your investments within the risk parameters that you establish with your investment consultant. Without the intended asset class consistency of the Trust’s portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not provide precise standards by which to measure the portfolios against in that the characteristics of the benchmarks can vary widely at different points in time from the Trust’s portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.).  In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping.  With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically.  Choose one item or all items. It’s up to you.  Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839.  For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of the Trust’s portfolios.  Please speak with your financial advisor if you have any questions about your investment in the Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.  Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia

Chairman, President and

Chief Executive Officer

Investors should carefully consider the investment objectives, risks, charges and expenses of the Saratoga Funds.  This and other information about the Saratoga Funds is contained in the prospectus, which can be obtained by calling (800) 807-FUND and should be read carefully before investing. Past performance is not indicative of future results.

The Funds of the Saratoga Advantage Trust are distributed by Aquarius Fund Distributors, LLC, member NASD.

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by:

OpCap Advisors

New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Period Ended February 28, 2005
	Six Months: 9/1/04 — 2/28/05	One Year: 3/1/04 — 2/28/05	Five Year: 3/1/00 — 2/28/05*	Inception: 1/4/99 — 2/28/05*
Class B
With Sales Charge	5.72%	1.70%	3.60%	1.18%
Without Sales Charge	10.72%	6.70%	3.95%	1.18%
Class C
With Sales Charge	9.72%	5.70%	3.91%	1.17%
Without Sales Charge	10.72%	6.70%	3.91%	1.17%

PORTFOLIO ADVISOR COMMENTARY

Stocks rebounded sharply in November, after being locked in a tight trading range for much of 2004.  Continued signs of economic strength, robust corporate earnings, and an event-free U.S presidential election cycle were major market catalysts over the past six months.  High oil prices exerted pressure on the economy, but failed to offset the overall positive sentiment.

Generally, value stocks continued to outperform growth stocks and small capitalization stocks continued to outperform large capitalization stocks.

The Saratoga Large Capitalization Value Portfolio was aided by an overweighting and strong stock selection in the energy sector.  Names such as Conoco Phillips (7.55%), Exxon Mobil (5.29%), and ChevronTexaco (3.74%) were direct beneficiaries of the rise in oil prices and energy demand.  A large underweighting in the utilities sector hurt performance as the sector rallied unexpectedly in the face of rising interest rates.  Financials also deterred from Portfolio performance as names that we viewed as poorly positioned for a higher rate environment managed to outperform.

We believe the transition from recovery, during which the economy regains the output it lost during the previous recession, and a self-sustaining expansion, during which the economy achieves new growth, remains on track. While the pace of hiring remains moderate, we expect employment to pick up more substantially in the coming quarters.

We are generally maintaining our current Portfolio positioning in light of an economy that continues to expand, despite numerous hurdles, and with market valuations that appear inexpensive.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/05.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

LARGE CAPITALIZATION VALUE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of

Company

Net Assets

ConocoPhillips

7.55%

Exxon Mobil Corp.

5.29%

Citigroup, Inc.

5.26%

Inco Ltd.

4.03%

General Electric Co.

3.92%

Bank of America Corp.

3.90%

The Hartford Financial Services

Group, Inc.

3.86%

Chevron Texaco Corp.

3.74%

Alcoa, Inc.

3.06%

Wal-Mart Stores, Inc.

3.02%

Portfolio Composition*

*Based on total net assets as of February 28, 2005

The Morningstar Large Value Average, as of February 28, 2005, consisted of 1,145 mutual funds comprised of large market capitalization value stocks.  Investors may not invest in the Average directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by:

Harris Bretall Sullivan & Smith, L.L.C.

San Francisco, California

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2005
	Six Months: 9/1/04 — 2/28/05	One Year: 3/1/04 — 2/28/05	Five Year: 3/1/00 — 2/28/05*	Inception: 1/4/99 — 2/28/05*
Class B
With Sales Charge	5.09%	-7.04%	-14.87%	-7.82%
Without Sales Charge	10.09%	-2.14%	-14.57%	-7.82%
Class C
With Sales Charge	8.97%	-3.19%	-14.57%	-7.80%
Without Sales Charge	9.97%	-2.22%	-14.57%	-7.80%

PORTFOLIO ADVISOR COMMENTARY

The Portfolio is currently positioned for moderating earnings growth, higher interest rates, and continued strength in capital expenditures.

After a strong market in the fourth quarter of 2004, the equity markets have struggled thus far in 2005. The exception to this has been in the inflation sensitive energy and materials sectors where earnings expectations have risen meaningfully.

Going forward, we expect the markets will remain challenged by rising interest rates and rising pressures on earnings growth as higher input prices and rising unit labor costs put pressures on margins. We believe that businesses that are able to grab revenue share and maintain profit margins either through increasing productivity or cutting costs, are poised to stand out and provide healthy returns to investors. Fortunately, economic growth is still robust enough to provide many such opportunities.

We believe the economy has entered a self-sustaining expansionary phase driven by a combination of robust employment growth, continued strong business investments and an improving trade picture. The risks of this scenario is that higher interest rates and energy costs may divert consumption away from durable purchases and slow economic growth. Despite these hindrances, we expect that Gross Domestic Product growth for 2005 will remain well above 3%.

Looking forward, the outlook for inflation and longer term interest rates will be key variables in shaping investor’s expectations. For the time being, we believe there is still too much excess capacity in both labor and plant and equipment for inflation to manifest itself in areas other than commodity prices. Until inflationary pressures become more apparent, long term interest rates are likely to remain below 5%, a level that is still supportive of equity market valuations.

*

Annualized performance for periods greater than one year.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

LARGE CAPITALIZATION GROWTH PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of

Company

Net Assets

Archer-Daniels-Midland Co.

4.31%

EBAY, Inc.

4.14%

Dell Inc.

3.76%

Goldman Sachs Group, Inc.

3.55%

Masco Corp.

3.45%

Advanced Micro Devices, Inc.

3.42%

Johnson & Johnson

3.17%

Waters Corp.

2.91%

Allstate Corp.

2.90%

Wal-Mart Stores, Inc.

2.64%

Portfolio Composition*

*Based on total net assets as of February 28, 2005

The Morningstar Large Growth Average, as of February 28, 2005, consisted of 1,412 mutual funds comprised of large market capitalization growth stocks.  Investors may not invest in the Average directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by:

Caterpillar Investment Management Ltd.

Peoria, Illinois

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2005
	Six Months: 9/1/04 — 2/28/05	One Year: 3/1/04 — 2/28/05	Inception: 6/28/02 — 2/28/05*
Class A
With Sales Charge	13.07%	8.33%	10.05%
Without Sales Charge	20.00%	14.97%	12.52%
Class B
With Sales Charge	14.65%	9.27%	10.87%
Without Sales Charge	19.65%	14.27%	11.80%
Class C
With Sales Charge	18.58%	13.20%	11.74%
Without Sales Charge	19.58%	14.20%	11.74%

PORTFOLIO ADVISOR COMMENTARY

Equity markets have been reflecting investor skittishness for the last several months. Inflation fears, rising oil prices and higher interest rates have been the dominant themes the equity markets have been pondering. To this point, there has been no apparent impact on consumer demand; however, we recognize that the U.S. economy and consumer may feel the impact sooner rather than later. This may be a significant deterrent to higher stock prices. Despite this concern, we believe the equity markets may have taken the inflation risk too far, and there may be several catalysts that may move the equity markets to higher levels in the coming months.

First of all, we believe we will see a significant number of sizable mergers and acquisitions throughout the year. Many companies are flush with cash from productivity gains and revenue increases over the last several years, and cash on the corporate balance sheets is close to its highest level in the last 18 years. This liquid asset, along with attractively priced high-yield bonds, may be used to finance many more deals.  These mergers and acquisitions are coming from all sectors of the market, including retail, health care, banks, technology and energy. The largest acquisition so far this year was the purchase of Gillette by Procter & Gamble.

The second catalyst that we believe will drive prices higher is steady earnings growth. We are projecting high single-digit earnings growth for 2005. While not the growth that companies have experienced over the last two years, this level is very respectable and supports a longer business cycle thesis. Earnings have been surprising most investors so far this year, and we expect this trend to continue.

We were very pleased with the performance of the Saratoga Portfolio for the last six months. The Portfolio was well positioned to fully participate in the strong performance of the energy and industrial sectors of the market. Some of the largest contributors to performance included Peabody Energy (1.58%), Rockwell Automation (2.68%) and OmniVision Technologies (1.03%). Very few of the stocks in the Portfolio had negative returns for the period. Some of the poorest-performing stocks included Neurocrine Biosciences (1.55%), Ruby Tuesday (1.91%) and Smurfit-Stone Container Corp. (1.38%).

Rising rates may curb the demand for loans and reduce the value of the bonds owned by banks, brokers and insurance companies. We have therefore intentionally reduced our financial sector holdings and have concentrated on adding companies in the energy, industrial and technology sectors of the market.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/05.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MID CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of

Company

Net Assets

Rockwell Automation, Inc.

2.68%

Kerr-McGee Corp.

2.59%

Office Depot, Inc.

2.35%

Lincoln National Corp.

2.28%

Louisiana Pacific Corp.

2.20%

Marriott International, Inc.

2.17%

International Rectifier Corp.

2.14%

Briggs & Stratton Corp.

2.13%

Cooper Industries, Inc.

2.12%

Air Products & Chemicals, Inc.

2.12%

Portfolio Composition*

*Based on total net assets as of February 28, 2005

The Morningstar Mid Capitalization Blend Average as of February 28, 2005, consisted of 408 mutual funds comprised of mid market capitalization stocks.  Investors may not invest in the Average directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by:

Fox Asset Management LLC

Little Silver, New Jersey

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2005
	Six Months: 9/1/04 — 2/28/05	One Year: 3/1/04 — 2/28/05	Five Year: 3/1/00 — 2/28/05*	Inception: 1/4/99 — 2/28/05*
Class B
With Sales Charge	8.53%	10.91%	11.01%	12.59%
Without Sales Charge	13.53%	15.91%	11.28%	12.59%
Class C
With Sales Charge	12.58%	14.95%	11.27%	12.65%
Without Sales Charge	13.58%	15.95%	11.27%	12.65%

PORTFOLIO ADVISOR COMMENTARY

Small capitalization stocks were among the leaders in the broad-based rally seen over the last six months.  The Saratoga Small Capitalization Portfolio performed admirably during this period, posting strong gains.

Many factors contributed to the positive performance during this period.  Domestic economic growth continued at an above-average rate, inflation increased but at a still-comfortable level, and the yield curve flattened  (i.e., the difference between long- and short-term interest rates decreased), as the Federal Reserve (the “Fed”) again hiked short-term rates and investors in long-term bonds did not demand significantly higher rates.  The Saratoga Small Cap Portfolio was pulled higher by an interesting group of stocks, with the top five performers including a power management semiconductor company, a food wholesaler/retailer, an auto parts manufacturer, a maker of electric motors and water heaters, and a trucker.

The heightened energy prices have not significantly slowed the economy and hiring continues to portend a continued self-sustainable recovery.  We believe the longer-term supply/demand equation should help keep oil and gas prices at relatively high levels, thus keeping energy profits solid and tempering excessive economic growth.  Continued investment in the vital energy sector still seems prudent in light of the instability in various parts of the oil-producing world.  In such an environment, companies exhibiting sustainable earnings growth should perform well, and those we can buy at a discount valuation should provide strong relative returns.  Moreover, the flatter yield curve should put pressure on less-diversified financial services companies, to which we are substantially underweight.  As we progress into 2005, we believe that the Portfolio remains prudently diversified, and we continue to search for promising investments.

*

Annualized performance for periods greater than one year.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

SMALL CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of

Company

Net Assets

Church & Dwight Co., Inc.

4.82%

Arkansas Best Corp.

4.24%

Questar Corp.

4.18%

AptarGroup, Inc.

3.85%

Piedmont Natural Gas Co., Inc.

3.68%

NewField Exploration Co.

3.64%

Teleflex Inc.

3.45%

Lafarge North America, Inc.

3.40%

RPM, Inc.

3.39%

Belden CDT Inc.

3.27%

Portfolio Composition*

*Based on total net assets as of February 28, 2005

The Morningstar Small Blend Average, as of February 28, 2005, consisted of 479 mutual funds comprised of small market capitalization stocks.  Investors may not invest in the Average directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by:

OpCap Advisers

New York, New York

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2005
	Six Months: 9/1/04 — 2/28/05	One Year: 3/1/04 — 2/28/05	Five Year: 3/1/00 — 2/28/05*	Inception: 1/4/99 — 2/28/05*
Class B
With Sales Charge	14.33%	7.95%	-7.80%	-1.54%
Without Sales Charge	19.33%	12.95%	-7.47%	-1.54%
Class C
With Sales Charge	18.25%	11.87%	-7.53%	-1.59%
Without Sales Charge	19.25%	12.87%	-7.53%	-1.59%

PORTFOLIO ADVISOR COMMENTARY

With the dollar continuing to fall, international stocks generally outperformed domestic issues for the last six-month period ended February 28th.

Interest rates around the globe remained low and most major economies saw modest to strong earnings and Gross Domestic Product growth.  The euro continued to gain ground against the dollar throughout 2004 and into 2005.

An overweighting of, and stock selection in, the materials sector was the strongest positive contributor to Portfolio performance. In particular, Austrian specialty steelmaker Boehler-Uddelholm (3.12%) rallied on better-than-expected earnings, which were driven by robust demand, pricing increases, and contributions from recent acquisitions.  An overweighting in consumer staples also aided performance as names such as Tesco PLC (3.92%) and Cadbury-Schweppes PLC (2.74%) outperformed.

Exposure to the financials sector was the biggest detractor from performance over the period.  Our avoidance of large Japanese banks, which ran up despite lofty valuations and limited growth visibility, was the primary driver of our sector underperformance.  We view this rally as temporary and speculative and expect to benefit from its eventual reversal.

We are enthusiastic about many of the opportunities we see to capture value in individual stocks.  Valuations are reasonable in most regions, and even inexpensive in select areas.  Company and niche industry mispricings appear plentiful. Overall, we believe the Portfolio is well-positioned to take advantage of continued strength of the global economy we expect to see in coming quarters.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/05.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The fund contains international securities that may provide the opportunity for greater return but also have special risks associated with foreign investing including fluctuations in currency, government regulation, differences in accounting standards and liquidity.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

INTERNATIONAL EQUITY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of

Company

Net Assets

TotalFinaElf SA, ADR

4.07%

Tesco PLC, ADR

3.92%

Vodafone Group PLC, ADR

3.59%

Deutsche Bank AG, ADR

3.36%

AB SFK, ADR

3.28%

BNP Paribas SA, ADR

3.25%

Fortis, ADR

3.24%

NTT DoCoMo, Inc., ADR

3.20%

Aegon N.V.

3.17%

Boehler-Uddeholm AG, ADR

3.12%

Portfolio Composition*

*Based on total net assets as of February 28, 2005

MSCI EAFE®

Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of February 2005 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This unmanaged Index does not include fees and expenses, and investors may not invest in the Index directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by:

UBS Global Asset Management (Americas) Inc.

Chicago, Illinois

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Period Ended February 28, 2005
	Six Months: 9/1/04 — 2/28/05	One Year: 3/1/04 — 2/28/05	Five Year: 3/1/00 — 2/28/05*	Inception: 7/15/99 — 2/28/05*	Inception: 1/18/00 — 2/28/05*
Class A
With Sales Charge	-0.75%	-3.16%	-14.86%	4.34%	NA
Without Sales Charge	5.28%	2.73%	-13.85%	5.44%	NA
Class B
With Sales Charge	-0.05%	-2.83%	-14.75%	4.65%	NA
Without Sales Charge	4.95%	2.17%	-14.41%	4.80%	NA
Class C
With Sales Charge	3.95%	1.09%	-14.41%	NA	-4.34%
Without Sales Charge	4.95%	2.09%	-14.41%	NA	-4.34%

PORTFOLIO ADVISOR COMMENTARY

Companies shocked the market with negative news. In particular, Merck’s (1.26%) share price sank more than 25% when the company pulled its arthritis drug Vioxx from the market worldwide after new data found risks of heart attacks and strokes. The Vioxx problems have spilled over to Pfizer’s (6.39%) Cox-2 inhibitors, Celebrex and Bextra, as well. A panel of FDA advisers met mid-February to discuss the cardiovascular safety of this class of drugs and came to the conclusion that Vioxx, Bextra, and Celebrex could be sold at least to certain patients, albeit with a strong warning label and other restrictions.

Global drugs have rallied recently as the cost cutting debate gathers pace. Some people expect that Pfizer will announce a major cost cutting program at the beginning of April as it enters a period of patent expirations. Other companies could follow suit and create much greater confidence that industry returns can at least stabilize.

A focus for the U.S. pharmaceutical companies in 2005 is to take advantage of the American Jobs Creation Act. This is a new law giving U.S.-based international companies a one-year window to reduce the tax rate on overseas profits brought back to and reinvested in the U.S.

The challenges in 2005 are similar to those the industry faced last year. Patents on major drugs continue to expire. At the same time, executives worry that the FDA could turn overly cautious in approving new drugs in the wake of Vioxx and that the agency may put stronger warnings on labels when safety questions arise. However, we believe the drug valuations look rather reasonable on several measures and this limits the potential downside.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/05.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

HEALTH & BIOTECHNOLOGY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of

Company

Net Assets

Johnson & Johnson

11.97%

Pfizer, Inc.

  6.39%

Aderis Pharmaceuticals, Inc.

  6.34%

Roche Holding AG

  6.21%

Wyeth

  5.41%

UnitedHealth Group, Inc.

  5.10%

AstraZeneca PLC, ADR

  4.57%

Novartis AG

  4.57%

Medtronic, Inc.

  3.77%

Takeda Chemical Industries, Ltd.

  3.66%

Portfolio Composition*

*Based on total net assets as of February 28, 2005

The MSCI World Healthcare Index is a free float-adjusted market capitalization index that is designed to measure global developed healthcare equity performance. As of February 2005 the MSCI World Healthcare Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Investors may not invest in the Index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by:

Columbus Circle Investors

Stamford, Connecticut

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2005
	Six Months: 9/1/04 - 2/28/05	One Year: 3/1/04 - 2/28/05	Five Year: 3/1/00 - 2/28/05*	Inception: 10/22/97 - 2/28/05*	Inception: 9/16/98 - 2/28/05*	Inception: 1/14/00 - 2/28/05*
Class A
With Sales Charge	13.72%	-9.71%	-32.73%	-4.44%	NA	NA
Without Sales Charge	20.70%	-4.18%	-31.93%	-3.67%	NA	NA
Class B
With Sales Charge	15.44%	-9.56%	-32.55%	NA	-7.63%	NA
Without Sales Charge	20.44%	-4.80%	-32.38%	NA	-7.63%	NA
Class C
With Sales Charge	19.29%	-5.73%	-32.31%	NA	NA	-27.77%
Without Sales Charge	20.29%	-4.78%	-32.31%	NA	NA	-27.77%

PORTFOLIO ADVISOR COMMENTARY

The last four months of 2004 saw sizable advances in semiconductors, hardware, software, and wireless telecommunications stocks due to seasonality, inventory corrections, and the prospect of a better 2005.

Our biggest winner was Sigmatel (3.21%), which rose 148% during the period.  Sigmatel is a market leader for a semiconductor system on a chip for MP3 players.  They dominate the flash MP3 market with 70%+ share due to technology that enables greater storage capability of songs and longer battery life. The flash based market is responsible for 75% of the overall MP3 market growth and they have recently won the Apple iPod flash MP3 business.

F5 Networks (2.49%), an enterprise networking company with leadership position in the layer 24-7 application traffic management market, was up 124% during the period.  Strong results were driven by F5's core business as well as its successful launch of its new BIG-IP V9 release, its FirePass security software and TrafficShield application firewall.

The first two months of 2005 witnessed a slight correction, which was not totally unexpected after the big advancement in the fourth quarter of 2004. Looking forward we see signs of an improving economy, strong labor markets and increased productivity. We will continue to focus in on dynamic companies in attractive markets who are executing on a company specific basis, involved in a dominant secular trend and benefiting from positive industry dynamics. The emerging themes we remain focused on are Next Generation Carrier spending (VOIP, 3G, Wireless internet, EVDO, Fibre to the home and WCDMA), internet security, online advertising and emerging consumer trends such as satellite radio, GPS, and MP3 players. The Portfolio is poised to benefit from a resurgence in IT spending, emerging technologies and cost cutting measures implemented over the last 3 years.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/05.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

TECHNOLOGY & COMMUNICATIONS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of

Company

Net Assets

Intel Corp.

3.98%

Microsoft Corp.

3.78%

Dell Inc.

3.73%

Applied Materials, Inc.

3.55%

Broadcom Corp., Class A

3.52%

Juniper Networks, Inc.

3.51%

Network Appliance, Inc.

3.47%

Sigmatel Inc.

3.21%

Nokia oyj, ADR

3.19%

Mercury Interactive Corp.

3.14%

Portfolio Composition*

*Based on total net assets as of February 28, 2005

The Lipper Science and Technology Funds Index is an equal-weighted performance index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds with this investment objective, and is compiled by Lipper, Inc. Investors may not invest in the Index directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by:

Caterpillar Investment Management Ltd.

Peoria, Illinois

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2005
	Six Months: 9/1/04 - 2/28/05	One Year: 3/1/04 - 2/28/05	Five Year: 3/1/00 - 2/28/05*	Inception: 10/23/97 - 2/28/05*	Inception: 9/21/98 - 2/28/05*	Inception: 1/7/03 - 2/28/05*
Class A
With Sales Charge	23.52%	29.43%	10.98%	8.71%	NA	NA
Without Sales Charge	31.09%	37.36%	12.31%	9.60%	NA	NA
Class B
With Sales Charge	25.67%	31.48%	11.30%	NA	14.04%	NA
Without Sales Charge	30.67%	36.48%	11.56%	NA	14.04%	NA
Class C
With Sales Charge	29.63%	35.60%	NA	NA	NA	29.42%
Without Sales Charge	30.63%	36.60%	NA	NA	NA	29.42%

PORTFOLIO ADVISOR COMMENTARY

Energy stocks continued to be supported by high oil and natural gas prices for the period ended February 28, 2005. Over the last six months, oil traded as low as $40 per barrel and upwards of $55 per barrel. These lofty prices are partly attributable to much stronger demand than expected not only from China and India but from other economies, including the United States. We believe a significant slowing of the Chinese economy would likely have a negative impact on the global natural resources markets, including the oil industry. However, the Chinese economy has been expanding at near double-digit growth rates for the last several years, and we do not expect 2005 to diverge from this trend. Based on these assumptions, we are not predicting a significant slowdown in energy stocks for 2005.

Until global demand slows, we expect to see traders, speculators and investors focusing on the supply side of the equation. Throughout last year, the oil markets have priced in a premium, mainly due to supply disruptions resulting from terrorist attacks on oil pipelines and other oil targets in Iraq and Saudi Arabia. The most recent concern is the size and validity of the Saudi Arabian oil reserves. Saudi Arabia has announced its intention to increase production, but it is unclear if these increases will be sufficient to meet increased global demand.

We expect the energy sector to remain strong, although the Portfolio’s focus is changing somewhat. We are focusing on oil and gas drilling and related services companies. These stocks have been volatile over the last six months following the changes in oil and natural gas prices. The drilling and oil service companies are benefiting from increased spending from the exploration and production companies.

All of the energy subsectors performed well over the last six months. Some of the biggest contributors to performance included coal-related companies Peabody Energy (2.84%) and Joy Global (4.51%), as well as drilling companies Transocean Inc. (2.61%) and Noble Corporation (2.13%). Very few energy stocks had negative returns. Some of the poorest relative performers within the energy sector were the aluminum companies, including Alcoa (3.00%) and Alcan Inc. (3.04%).

The Portfolio continues to emphasize companies with good long-term total return potential. Compared to six months ago, the Portfolio has somewhat more exposure to the energy sector. We eliminated a number of holdings in the materials sector and reinvested in the energy side of the Portfolio. We sold holdings in Phelps Dodge Corp., Freeport-McMoRan and Inco. We added positions in Encore Acquisition (2.09%), Foundation Coal Holdings (2.13%), Grant Prideco (3.13%), Kerr Mcgee Corp. (3.36%), Oceaneering International (1.86%) and Pogo Producing Company (1.99%) to the Portfolio.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/05.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

ENERGY & BASIC MATERIALS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of

Company

Net Assets

Joy Global, Inc.

4.51%

Occidental Petroleum Corp.

4.11%

Chevron Texaco Corp.

4.06%

Louisiana Pacific Corp.

3.90%

Schlumberger Ltd.

3.53%

Burlington Resources, Inc.

3.48%

Arch Coal, Inc.

3.39%

Air Products & Chemicals, Inc.

3.37%

Kerr-McGee Corp.

3.36%

Dow Chemical Co.

3.22%

Portfolio Composition*

*Based on total net assets as of February 28, 2005

The Lipper Natural Resources Funds Index is an equal-weighted performance index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds with this investment objective, and is complied by Lipper, Inc.  Investors may not invest in the Index directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by:

Harris Bretall Sullivan & Smith, L.L.C.

San Francisco, California

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2005
	Six Months: 9/1/04 — 2/28/05	One Year: 3/1/04 — 2/28/05	Inception: 8/1/00 — 2/28/05*
Class A
With Sales Charge	3.31%	-4.29%	4.20%
Without Sales Charge	9.62%	1.58%	5.56%
Class B
With Sales Charge	4.22%	-3.82%	4.56%
Without Sales Charge	9.22%	0.96%	4.93%
Class C
With Sales Charge	8.23%	0.00%	4.93%
Without Sales Charge	9.23%	0.96%	4.93%

PORTFOLIO ADVISOR COMMENTARY

For the six month period ending February 2005, the Saratoga Advantage Trust Financial Services Portfolio performed well versus its benchmark. The performance was largely attributed to the insurance sector with performance from investments in Allmerica Financial Corporation (3.48%) and W.R. Berkley Corporation (3.81%). In addition, the Portfolio benefited from the strength in the brokers with holdings in Goldman Sachs Group (7.24%), A.G. Edwards (5.19%) and Instinet Group Incorporated (2.28%). In general, the banking sector lagged the market as interest rates started to move higher. The Portfolio is currently positioned for moderating earnings growth, higher interest rates, and continued strength in capital expenditures.

After an exceptionally strong market in the fourth quarter of 2004, the equity markets have struggled thus far in 2005, including in the financial sectors. Going forward, we expect the markets will remain challenged by rising interest rates and rising pressures on earnings growth as higher input prices and rising unit labor costs put pressures on margins. We believe that businesses that are able to grab revenue share and maintain profit margins either through increasing productivity or cutting costs, are poised to stand out and provide healthy returns to investors. Fortunately, economic growth is still robust enough to provide many such opportunities.

Looking forward, the outlook for inflation and longer term interest rates will be key variables in shaping investor’s expectations. For the time being, we believe there is still too much excess capacity in both labor and plant and equipment for inflation to manifest itself in areas other than commodity prices. Until inflationary pressures become more apparent, long term interest rates are likely to remain below 5%, a level that is still supportive of equity market valuations.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/05.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

FINANCIAL SERVICES PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of

Company

Net Assets

Goldman Sachs Group, Inc.

7.24%

Jefferies Group, Inc.

6.16%

AmeriCredit Corp.

6.03%

Providian Financial Corp.

5.97%

Merrill Lynch & Co., Inc.

5.25%

A.G. Edwards, Inc.

5.19%

American Capital Strategies

4.89%

Bear Stearns Co., Inc.

4.84%

Mellon Financial Corp.

4.70%

Doral Financial Corp.

4.37%

Portfolio Composition*

*Based on total net assets as of February 28, 2005

The Lipper Financial Services Sector Index, is an equal-weighted performance index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds with this investment objective, and is compiled by Lipper, Inc.  Investors may not invest in the Index directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by:

Fox Asset Management LLC

Little Silver, New Jersey

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Period Ended February 28, 2005
	Six Months: 9/1/04 — 2/28/05	One Year: 3/1/04 — 2/28/05	Five Year: 3/1/00 — 2/28/05*	Inception: 1/4/99 — 2/28/05*
Class B
With Sales Charge	-5.26%	-5.04%	4.69%	3.97%
Without Sales Charge	-0.40%	-0.24%	5.02%	3.97%
Class C
With Sales Charge	-1.37%	-1.10%	4.99%	3.99%
Without Sales Charge	-0.40%	-0.14%	4.99%	3.99%

PORTFOLIO ADVISOR COMMENTARY

The last six months, have registered modest increases in yields, combined with a flatter yield curve.  The Federal Reserve (the “Fed”) continued its persistent (their terminology is “measured”) hiking of the Fed Funds rate and the Fed has now moved the Funds rate up by a quarter of a point (.25%) six meetings in a row.  The Saratoga Investment Quality Bond Portfolio performed well in this environment.  A number of strategies contributed to this result: first, we positioned the Portfolio conservatively with respect to overall duration; second, we continued to employ the barbell strategy, which benefits in a flattening yield curve environment; third, our overweight in corporate bonds continued to serve us well; and lastly, our investments in Treasury Inflation Protected Securities (TIPS) also contributed to the performance.

Going forward, we anticipate no major change from the trends seen in the fourth quarter of 2004.  The economy’s growth is more self-sustaining with an improved job market in the U.S. and more manageable growth overseas, specifically Asia.  With the Fed likely to continue its “measured” rate rise, the absolute level of rates may increase; after all, real short-term interest rates are still close to zero.  Credit spreads will likely remain tight, as net new supply is insufficient to overwhelm demand and corporate balance sheets remain quite healthy.

The uncertainties are: if inflation is seen at the final goods level, the ramifications of the twin deficits; the weakening U.S. dollar; and the continued threat from the global political situation.  Although the potential of these items is very significant, to date the market’s reaction to these has been minimal.

*

Annualized performance for periods greater than one year.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

INVESTMENT QUALITY BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of

Issuer

Net Assets

Federal National Mortgage Assoc.

26.15%

Treasury Notes

25.75%

Eastern Energy Ltd. 6.75%, 2/01/2006

  5.14%

Associates Corp. of North America

6.625%, 6/15/2005

  4.97%

J.P. Morgan Chase & Co.,

3.80%, 10/2/2009

  4.78%

GTE Southwest, Inc. 6.23%, 1/1/2007

  4.45%

South Carolina Electric & Gas Co.,

7.5%, 6/15/2005

  3.42%

Eaton Corp., 8.90%, 8/15/2006

  3.28%

International Flavors & Fragrances, Inc.

5.95%, 6/6/2005

  3.17%

Florida Power & Light,

6.875%, 12/1/2005

  2.46%

Portfolio Composition*

*Based on total net assets as of February 28, 2005

The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years. Investors may not invest directly in   the Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by:

OpCap Advisers

New York, New York

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Period Ended February 28, 2005
	Six Months: 9/1/04 — 2/28/05	One Year: 3/1/04 — 2/28/05	Five Year: 3/1/00 — 2/28/05*	Inception: 1/4/99 — 2/28/05*
Class B
With Sales Charge	-4.30%	-4.75%	4.59%	3.00%
Without Sales Charge	0.64%	0.12%	4.92%	3.00%
Class C
With Sales Charge	-0.35%	-0.86%	4.86%	2.93%
Without Sales Charge	0.64%	0.11%	4.86%	2.93%

PORTFOLIO ADVISOR COMMENTARY

Despite four more interest rate hikes by the Federal Reserve (the “Fed”) in the past six months, the bond market has displayed amazing resilience and long term rates have actually declined.  Confidence that the Fed is sufficiently proactive to stave off inflationary pressures has helped the long end of the yield curve throughout the year.  The effect has been some flattening of the yield curve, whereby longer-term interest rates have declined while shorter term rates have increased along with the Fed interventions.  Throughout the past year, Asian central banks have continued to purchase U.S. Treasuries and Agency bonds to prevent their own currencies from appreciating further and hurting their export driven economies.  This has been a major catalyst behind lower domestic interest rates.

Municipal bonds have closely tracked Treasuries, with longer maturities generally outperforming shorter maturities.  Furthermore, though municipal yields are historically very low, their relative value versus their taxable counterparts continues to be compelling to us.

We increased the duration of the Portfolio by adding exposure to 20-30 year maturities to take advantage of the remaining steepness of the yield curve. The Portfolio continues to have a heavy weighting in 15-20 year maturities but we have trimmed slightly to add longer maturity bonds to capture incremental yield.  Duration currently resides near the midway point of 5 and 6 years.

We continue to prefer high quality bonds--with insured bonds looking relatively inexpensive, we see no reason to invest in lower-rated issues.  We have also favored the general obligation sector as state and local fiscal situations are improving in step with the overall economy.  California, at 14.5% of the Portfolio as of February 28, 2005, and the largest state allocation, has been upgraded by both Moody’s and Standard and Poor’s as a result of an improved economy and a change of leadership.

We believe that the Federal Reserve will continue to raise rates in an effort to reach a more neutral level of interest rates commensurate with the level of economic strength. Within this environment, we expect the yield curve to continue to flatten and longer dated municipals to continue to perform relatively well.

*

Annualized performance for periods greater than one year.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MUNICIPAL BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of

Issuer

Net Assets

Heartland Consumers Power District

6.00%, 1/1/17

5.12%

New York State Dormitory Authority

5.75%, 7/1/13

5.00%

California State Financing Authority

5.25%, 11/1/17

4.84%

Houston, TX Water & Sewer System

5.50%, 12/1/17

4.83%

Maryland State Energy Financing

Administration 6.30%, 12/1/10

4.56%

Wisconsin State Health & Educational

Facilities 5.25%, 8/15/19

4.54%

New Jersey Economic Development

Authority 5.35%, 2/1/38

4.49%

Alvord, CA Union School District

5.90%, 11/1/17

4.34%

Snohomish County School District

5.50%, 12/1/19

4.02%

Denver, CO City & County Excise Tax

Revenue 5.50%, 9/1/17

3.99%

Portfolio Composition*

*Based on total net assets as of February 28, 2005

The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. Investors may not invest directly in the Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by:

Reich & Tang Asset Management, LLC

New York, New York

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield¹	U.S. Government Money Market Portfolio (Class B, C)
2/28/05	1.27%

Total Aggregate Return for the Period Ended February 28, 2005
	Six Months: 9/1/04 — 2/28/05	One Year: 3/1/04 — 2/28/05	Five Year: 3/1/00 — 2/28/05*	Inception: 1/4/99 — 2/28/05*
Class B
With Sales Charge	-4.61%	-4.59%	1.02%	1.76%
Without Sales Charge	0.39%	0.41%	1.40%	1.76%
Class C
With Sales Charge	-0.62%	-0.59%	1.40%	1.77%
Without Sales Charge	0.38%	0.41%	1.40%	1.77%

PORTFOLIO ADVISOR COMMENTARY

The Portfolio was invested primarily in U.S. Government Agency notes as of February 28, 2005.

The 2004-05 period has been a game of inches that has taken place in one of the most carefully monitored short-term rate environments to date.  Since June of 2004, at each of the Federal Open Market Committee (FOMC) gatherings, the FOMC has equally increased the Federal Funds target rate by 25 basis points (.25%) and has accompanied each increase with their staunch belief that their “policy accommodation can be removed at a pace that is likely to be measured.”  As a result, the Federal Funds Target Rate is now at 2.50% and we continue to structure our strategy to try to take advantage of further expected rate increases.

The grand question that remains on our minds, as well as other short-term investors, is at what point will Mr. Greenspan and his committee be forced to adjust their game plan and their level of “neutrality” between the Federal Funds Rate and the future growth rate of our economy.  This dilemma has caused a flattening in the spread in rates between the short and long end of our money market yield curve, therefore, there has been little incentive to purchase securities with extended maturities.  Ultimately, it is our goal to manage the Portfolio in a manner that will allow it to reach its most optimum yield position and take the greatest advantage of any future rate increases. It is still our belief that interest rates in the longer end have fallen well below their true value and that they do not reflect the true short-term yield curve.  We will continue to be cautious with our interest rate predictions and the duration of our purchases in order to try to take the greatest advantage of future improvements in short-term interest rates.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

¹

The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

*

Annualized performance for periods greater than one year.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
February 28, 2005

Shares		Value	Shares		Value
	Common Stocks (98.99%):			IT Consulting & Services (0.94%):
	Advertising (2.60%):		40,300	Cadence Design Systems, Inc.* +	$ 555,334
16,800	Omnicom Group Inc.	$ 1,529,976
				Machinery/Instruments (1.10%):
	Automotive (1.00%):		9,800	Parker Hannifin Corp.	644,840
9,500	Harley-Davidson, Inc.	587,860
				Manufacturing (4.70%):
	Communications Equipment (2.02%):		13,300	Eaton Corp.	927,675
49,000	Cisco Systems, Inc. *	853,580	22,600	Honeywell International Inc.	858,122
175,400	JDS Uniphase Corp. * +	333,260	29,300	Tyco International Ltd. +	980,964
		1,186,840			2,766,761

	Diversified Financials (19.23%):			Media (2.79%):
18,000	American Express Co.	974,700	14,200	Tribune Co. +	578,366
49,200	Bank of America Corp.	2,295,180	30,400	Viacom Inc.	1,060,960
64,900	Citigroup, Inc.	3,097,028			1,639,326
12,000	Countrywide Financial Corp	417,000
12,100	H&R Block, Inc.	644,930		Metals & Mining (7.09%):
15,300	JPMorgan Chase & Co.	559,215	56,100	Alcoa, Inc.	1,801,932
24,000	Merrill Lynch & Co., Inc.	1,405,920	57,200	Inco, Ltd. * +	2,373,800
23,800	Morgan Stanley	1,343,986			4,175,732
9,700	Wells Fargo & Co. +	575,986
		11,313,945		Oil & Gas (17.80%):
			35,500	ChevronTexaco Corp.	2,203,840
	Diversified Telecommunication		40,100	ConocoPhillips	4,446,689
	Services (0.94%):		49,200	ExxonMobil Corp.	3,114,852
36,800	DIRECTV Group, Inc.*	552,368	12,400	Nabors Industries, Ltd. * +	711,760
					10,477,141
	Electronics (0.92%):
40,700	Flextronics International Ltd. * +	543,345		Paper & Related Products (2.63%):
			41,400	International Paper Co.	1,546,290
	Hotels, Restaurants & Leisure (2.00%):
21,700	Carnival Corp.	1,180,046		Pharmaceuticals (5.33%):
			23,200	Pfizer, Inc.	609,928
	Industrial Conglomerates (6.10%):		42,600	Sanofi - Synthelabo SA, ADR +	1,700,166
65,500	General Electric Co.	2,305,600	20,300	Wyeth	828,646
16,600	Textron Inc.	1,284,010			3,138,740
		3,589,610
				Retail (3.98%):
	Insurance (11.80%):		5,800	Kmart Holding Corp. * +	565,326
16,300	Ambac Financial Group, Inc.	1,267,814	34,400	Wal-Mart Stores, Inc.	1,775,384
18,400	American International Group, Inc.	1,229,120			2,340,710
23,200	ChoicePoint Inc. *	934,960
10,600	Marsh & McLennan Cos., Inc.	346,090		Semiconductor Equipment/
31,600	The Hartford Financial Services	2,273,620		Products (2.91%):
	Group, Inc.		41,600	Texas Instruments Inc.	1,101,151
7,300	WellPoint, Inc. *	891,038	25,600	Intel Corp.	613,888
		6,942,642			1,715,039

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
February 28, 2005

Shares
		Value
	Telecommunications (3.11%):
8,000	Alltel Corp.	$ 457,600
85,000	Nokia Corp. Spons. - ADR +	1,371,900
		1,829,500

	Total Common Stocks (Cost $49,829,067)	58,256,045

	Short-Term Investments (1.30%):
767,981	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 2.29%, 03/1/05
	(Cost $767,981)	767,981

TOTAL INVESTMENTS
(Cost $50,597,048)	100.29%	$ 59,024,026

Liabilities in excess of other assets	-0.29%	(168,756)

TOTAL NET ASSETS	100.00%	$ 58,855,270

Aggregate cost for Federal income tax purposes is substantially the same.
Percentages indicated are based upon total net assets of $58,855,270.

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:

Description		Value
BONY Institutional Cash Reserve Fund, 2.63%, 3/1/05		$ 6,334,814

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
February 28, 2005

Shares		Value	Shares		Value
	Common Stocks (99.60%):			Machinery (1.75%):
	Agriculture (6.56%):		6,500	Caterpillar Inc.	$ 617,825
63,000	Archer-Daniels-Midland Co.	$ 1,518,300
14,500	Bunge Ltd. +	793,295		Manufacturing (6.36%):
		2,311,595	36,000	Masco Corp.	1,213,920
			21,000	Waters Corp.*	1,025,850
	Casinos/Gaming (2.11%):				2,239,770
37,000	Caesars Entertainment, Inc.*	742,220
				Medical Products (4.14%):
	Computer Hardware (5.92%):		14,500	Gen-Probe Inc.*	738,195
33,000	Dell Inc. *	1,322,970	8,400	Zimmer Holdings, Inc. *	721,560
24,000	Storage Technology Corp.* +	763,200			1,459,755
		2,086,170
				Multimedia (1.52%):
	Computer Software (3.23%):		45,000	Metro-Goldwyn-Mayer Inc.*	535,950
8,000	Mercury Interactive Corp. *	367,040
55,000	Siebel Systems, Inc. *	469,150		Networking Products (4.90%):
31,000	TIBCO Software, Inc. *	302,560	53,000	Cisco Systems, Inc. *	923,260
		1,138,750	190,000	Sun Microsystems, Inc.*	801,800
					1,725,060
	Construction Services (2.21%):
10,000	Pulte Homes, Inc.	780,200		Oil (4.46%):
			5,800	Anadarko Petroleum Corp.	445,788
	Cosmetics/Toiletries (3.42%):		8,000	ChevronTexaco Corp.	496,640
9,200	Gillette Co.	462,300	13,000	Transocean, Inc.* +	630,240
14,000	Procter & Gamble Co.	743,260			1,572,668
		1,205,560
				Paper / Paper Products (2.00%):
	E-Commerce (4.14%):		22,500	MeadWestvaco Corp.	705,600
34,000	eBay Inc.*	1,456,560
				Pharmaceuticals (4.49%):
	Electronics (1.19%):		13,500	Gilead Sciences, Inc. *	466,425
5,800	L-3 Communications Holdings, Inc.	418,180	17,000	Johnson & Johnson	1,115,200
					1,581,625
	Financial Services (5.95%):
9,500	CIT Group, Inc.	383,325		Railroads (4.52%):
11,500	Goldman Sachs Group, Inc.	1,251,200	16,000	Burlington Northern Santa Fe Corp.	804,320
27,000	Providian Financial Corp.*	463,050	22,000	Norfolk Southern Corp.	789,580
		2,097,575			1,593,900

	Foods/Beverages (1.40%):			Retail (8.44%):
22,000	Sara Lee Corp.	492,800	9,300	Federated Department Stores, Inc.	524,985
			13,500	J.C. Penny Co., Inc.	600,615
	Hotels, Motels/Travel Services (1.37%):		18,000	Target Corp.	914,760
7,500	Marriott International, Inc.	480,750	18,000	Wal-Mart Stores, Inc.	928,980
					2,969,340
	Insurance (5.65%):
19,000	Allstate Corp.	1,019,920		Semiconductor (3.42%):
8,000	Chubb Corp.	632,880	69,000	Advanced Micro Devices, Inc.* +	1,204,050
7,000	Radian Group, Inc.	338,310
		1,991,110		Telecom (2.69%):
			13,500	SBC Communications, Inc.	324,675
	Integrated Circuits (2.33%):		88,000	Tellabs, Inc.* +	623,920
21,000	Linear Technology Corp.	820,260			948,595

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
February 28, 2005

Shares		Value
	Wholesale Distribution (5.43%):
15,625	Fastenal Co.	$ 913,438
10,500	Tech Data Corp. *	430,395
9,000	W.W. Grainger, Inc.	565,019
		1,908,852

	Total Common Stocks (Cost $30,046,054)	35,084,720

	Short-Term Investment (0.45%):
159,244	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 2.29%, 03/01/05
	(Cost $159,244)	159,244

TOTAL INVESTMENTS
(Cost $30,205,298)	100.05%	$ 35,243,964

Liabilities in excess of other assets	-0.05%	(19,338)

TOTAL NET ASSETS	100.00%	$ 35,224,626

Aggregate cost for Federal income tax purposes is substantially the same.
Percentages indicated are based upon total net assets of $35,224,626.

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:

Description		Value
BONY Institutional Cash Reserve Fund, 2.63%, 3/1/05		$ 2,393,685

SCHEDULES OF INVESTMENTS
MID CAP PORTFOLIO (Unaudited)
February 28, 2005

Shares		Value	Shares		Value
	Common Stocks (98.17%):			Financial Data Processing
	Auto Parts - Original			Services (3.13%):
	Equipment (1.91%):		19,800	Fiserv, Inc. * +	$ 751,212
13,400	BorgWarner, Inc.	$ 706,850	16,900	Veritas Software Corp. *	409,318
					1,160,530
	Banks (1.80%):
10,100	Zions Bancorporation	667,610		Forest Products (2.19%):
			30,900	Louisiana-Pacific Corp.	811,743
	Chemicals (5.76%):
12,500	Air Products and Chemicals, Inc.	782,750		Hotels & Motels (2.16%):
14,100	NOVA Chemicals Corp. +	706,410	12,500	Marriott International, Inc.	801,250
9,000	PPG Industries, Inc.	647,550
		2,136,710		Human Resources (0.68%):
			23,500	MPS Group, Inc.*	252,390
	Coal (3.36%):
14,900	Arch Coal, Inc.	664,391		Identification Control &
6,000	Peabody Energy Corp.	582,600		Filter Devices (0.99%):
		1,246,991	5,700	Roper Industries, Inc. +	368,220
	Computer Services, Software &
	Systems (7.86%):			Insurance - Multi Line (5.56%):
7,200	Affiliated Computer Services, Inc Cl A *	372,240	18,000	Lincoln National Corp. +	843,300
25,000	Citrix Systems, Inc. * +	562,500	12,200	Delphi Financial Group, Inc.	543,876
17,000	Intuit Inc.* +	727,600	16,900	Protective Life Corp.	675,324
20,000	RSA Security, Inc. +	326,800			2,062,500
25,600	Sungard Data Systems, Inc. *	668,416
11,800	Symantec Corp. *	259,718		Investment Management (1.99%):
		2,917,274	12,000	T. Rowe Price Group, Inc. +	736,680

	Consumer Products (0.99%):			Management Resources (0.92%):
6,200	Energizer Holdings , Inc.* +	367,226	10,100	Fair Isaac Corp. +	341,380

	Drugs & Pharmaceuticals (4.14%):			Manufacturing (10.17%):
20,000	Andrx Corp.*	449,000	20,000	Briggs & Stratton Corp.	788,400
11,200	Charles River Laboratories *	516,320	8,600	Ingersoll-Rand Co., Class A	724,550
14,300	Neurocrine Biosciences, Inc. * +	572,429	19,950	Joy Global, Inc.	733,163
		1,537,749	13,300	Nordson Corp.	531,867
			16,000	Rockwell Automation, Inc. +	994,400
	Electronic Equipment &				3,772,380
	Components (2.11%):
11,300	Cooper Industries, Ltd.	783,881		Medical Services/Products (2.19%):
			6,000	Biogen Idec, Inc. *	231,900
	Electronics - Semiconductors/		13,300	Covance Inc. *	581,343
	Components (6.82%):				813,243
58,500	Flextronics International Ltd. *	780,975
28,500	Integrated Circuit Systems, Inc. *	575,130		Multi-Sector Companies (1.98%):
18,000	International Rectifier Corp. *	792,000	12,400	Johnson Controls, Inc.	732,840
18,900	OmniVision Technologies, Inc. * +	381,969
		2,530,074		Oil & Gas (6.46%):
			21,800	Grant Prideco, Inc. *	526,688
	Financial Miscellaneous (1.24%):		12,300	Kerr-McGee Corp.	955,218
43,400	Ameritrade Holding Corp. * +	461,342	8,000	Noble Corp.	456,560
			14,400	Rowan Cos., Inc. *	456,192
					2,394,658

SCHEDULES OF INVESTMENTS
MID CAP PORTFOLIO (Unaudited) (Continued)
February 28, 2005

Shares		Value	Shares		Value

	Paper & Paper Products (1.38%):			Short-Term Investments (2.99%):
30,700	Smurfit-Stone Container Corp.*	$ 510,541	1,113,849	Milestone Treasury Obligation Portfolio,
				Institutional Class,
	Radio & TV Broadcasters (1.74%):			to yield 2.29%, 3/1/05
29,500	Westwood One, Inc. *	644,280		(Cost $1,113,849)	$ 1,113,849

	Real Estate Investment Trusts		TOTAL INVESTMENTS
	(REITs) (1.80%):		(Cost $31,953,132)	101.18%	$ 37,528,001
15,700	iStar Financial Inc. +	667,093
			Liabilities in excess of other assets	-1.18%	(436,399)
	Restaurants (3.43%):
29,100	Ruby Tuesday, Inc.	703,638	TOTAL NET ASSETS	100.00%	$ 37,091,602
15,000	Wendy's International, Inc.	567,750
		1,271,388	Aggregate cost for Federal income tax purposes is substantially the same.
			Percentage indicated are based on net assets of $37,091,602.
	Retail (8.69%):
26,000	AnnTaylor Stores Corp.* +	576,160	* Non-income producing securities.
27,200	Dollar General Corp.	577,456	+ All or a portion of the security is on loan. The collateral
45,000	Office Depot, Inc. *	866,250	for these securities loaned, held by the Trust's custodian, is detailed
35,000	Pier 1 Imports, Inc. +	638,750	as follows:
37,300	Saks Inc. * +	566,587
		3,225,203	Description		Value
			BONY Institutional Cash Reserve Fund, 2.63%, 3/1/05		$ 7,129,041
	Truckers (2.60%):
18,000	Heartland Express, Inc.	370,980
27,800	Werner Enterprises, Inc.	594,920
		965,900

	Utilities - Electrical (2.58%):
50,000	Centerpoint Energy, Inc. +	599,000
4,500	FPL Group, Inc.	357,075
		956,075

	Waste Management (1.54%):
12,400	Stericycle, Inc. * +	570,151

	Total Common Stocks (Cost $30,839,283)	36,414,152

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2005

Shares		Value	Shares		Value
	Common Stocks (99.80%):			Medical Products (9.70%):
	Automotive Equipment &		17,000	CONMED, Inc. * +	$ 503,370
	Manufacturing (3.03%):		15,900	Mentor Corp. +	550,458
13,500	BorgWarner, Inc.	$ 712,125	11,700	Owens & Minor, Inc.	326,547
			18,500	PolyMedica Corp. +	636,955
	Chemicals (3.39%):		10,000	West Pharmaceutical Services, Inc .	257,000
42,500	RPM, Inc. +	796,025			2,274,330

	Collectibles (2.64%):			Oil & Gas (10.17%):
20,000	RC2, Corp. * +	618,600	11,500	Newfield Exploration Co. *	853,875
			37,000	Piedmont Natural Gas. Co., Inc. +	864,320
	Construction (5.85%):		18,600	Spinnaker Exploration Co. * +	666,996
21,600	Granite Construction, Inc. +	574,776			2,385,191
13,000	Lafarge North America, Inc. +	798,720
		1,373,496		Pharmaceuticals &
				Pharmacy Services (2.62%):
	Containers & Packaging (3.85%):		28,000	MIM Corp. * +	192,920
17,500	AptarGroup, Inc.	903,350	11,400	Par Pharmaceutical Cos., Inc.* +	421,686
					614,606
	Electrical Products (3.27%):
32,000	Belden CDT, Inc. *	768,640		Restaurants (7.28%):
			13,200	Applebee's International, Inc.	376,332
	Electronic Components (2.91%):		17,000	CBRL Group, Inc.	727,770
15,200	Bel Fuse, Inc., Class B	470,896	13,000	Landry's Seafood Restaurants, Inc.	376,350
12,000	Technitrol, Inc. *	213,000	5,100	Outback Steakhouse, Inc.	229,041
		683,896			1,709,493

	Energy & Utilities (4.18%):			Retail (6.63%):
18,500	Questar Corp. +	980,870	21,000	BJ's Wholesale Club, Inc. *	641,970
			20,200	Claires Stores, Inc.	464,802
	Food Processing (2.17%):		13,000	ShopKo Stores, Inc.	227,630
18,800	Performance Food Group Co. * +	510,232	7,000	Supervalu, Inc.	222,390
					1,556,792
	Household Products (6.91%):
32,000	Church & Dwight Co., Inc.	1,131,840		Semiconductor (2.64%):
20,500	Libbey, Inc.	490,360	14,100	International Rectifier Corp. * +	620,400
		1,622,200
				Trucking (7.26%):
	Insurance - Life & Health (5.13%):		23,000	Arkansas Best Corp.	994,060
19,000	Protective Life Corp.	759,240	12,300	Yellow Roadway Corp. +	710,325
19,000	Scottish Re Group Ltd.	444,600			1,704,385
		1,203,840
				Total Common Stocks (Cost $15,504,820)	23,423,185
	Manufacturing (10.17%):
21,200	Albany International Corp., Class A	683,700
4,600	Clarcor, Inc.	254,242
24,200	Smith (A.O.) Corp.	635,976
16,100	Teleflex, Inc.	810,796
		2,384,714

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2005

Shares		Value

TOTAL INVESTMENTS
(Cost $15,504,820)	99.80%	$ 23,423,185

Assets in excess of other liabilities	0.20%	47,904

TOTAL NET ASSETS	100.00%	$ 23,471,089

Aggregate cost for Federal income tax purposes is substantially the same.
Percentages indicated are based upon total net assets of $23,471,089.

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:

Description		Value
BONY Institutional Cash Reserve Fund, 2.63%, 3/1/05		$ 6,066,737

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
February 28, 2005

Shares		Value	Shares		Value
	Common Stocks (98.47%):			GERMANY (13.07%) (Continued):
	AUSTRIA (5.31%):			Television (2.24%):
	Steel (3.12%):		6,900	ProSiebenSat.1 Media AG, ADR	$ 274,762
7,600	Boehler-Uddeholm AG, ADR	$ 382,956
				TOTAL GERMANY	1,330,693
	Steel (2.19%):
27,000	Wienerberger AG, ADR	269,147		ITALY (2.24%):
				Oil (2.24%):
	TOTAL AUSTRIA	652,103	2,100	Eni S.p.A., ADR	275,100

	BRAZIL (2.34%):			JAPAN (21.61%):
	Oil & Gas (2.34%):			Automobiles (1.71%):
5,900	Petroleo Brasileiro SA, ADR	287,920	2,700	Toyota Motor Corp., ADR	210,006

	CANADA (3.88%):			Banking & Finance (7.82%):
	Oil (1.86%):		73,700	Bank of East Asia, Ltd., ADR	224,431
4,100	Petro-Canada, ADR	228,944	15,700	Nomura Holdings, Inc., ADR	217,445
			20,500	Shinsei Bank, Ltd., ADR	241,002
	Transportation (2.02%):		2,700	Shizuoka Bank, Ltd., ADR	275,994
4,000	Canadian National Railway Co., ADR	247,760			958,872

	TOTAL CANADA	476,704		Electronics (1.82%):
			34,700	NEC Corp., ADR	223,815
	FRANCE (13.32%):
	Beverages (1.93%):			Foods/Beverages (1.59%):
6,600	Pernod Ricard, ADR	236,534	19,000	Kirin Brewery Co., Ltd., ADR	194,940

	Commercial Banking (3.26%):			Photo/Office Equipment (1.76%):
11,000	BNP Paribas SA, ADR	400,063	4,100	Canon, Inc., ADR	216,234

	Insurance (1.09%):			Retail (2.09%):
5,000	AXA, ADR	134,100	6,200	Ito-Yokado Co., Ltd., ADR	256,834

	Multimedia (2.96%):			Shipping (1.62%):
11,500	Vivendi Universal SA, ADR*	364,090	3,300	Nippon Yusen Kabushiki Kaisha, ADR	198,408

	Oil & Gas (4.08%):			Telecommunications (3.20%):
4,200	TotalFinaElf SA, ADR	500,640	23,200	NTT DoCoMo, Inc., ADR	393,240

	TOTAL FRANCE	1,635,427		TOTAL JAPAN	2,652,349

	GERMANY (13.07%):			LIBERIA (2.42%):
	Commercial Banking (3.36%):			Leisure Activities (2.42%):
4,700	Deutsche Bank AG, ADR	413,130	6,300	Royal Caribbean Cruises, Ltd., ADR	297,675

	Diversified Manufacturing (2.67%):			LUXEMBOURG (2.31%):
4,200	Siemens AG, ADR	327,768		Steel (2.31%):
			11,300	Arcelor SA, ADR	283,482
	Electricity (1.93%):
3,900	RWE AG, ADR	237,092		MEXICO (2.28%):
				Cement (2.28%):
	Telecommunications (2.87%):		7,000	Cemex SA de CV, ADR	279,790
16,900	Deutsche Telekom AG, ADR*	352,703

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 28, 2005

Shares		Value	Shares		Value
	NETHERLANDS (6.41%):			Short-Term Investment (1.62%):
	Banking (3.24%):		198,668	Milestone Treasury Obligation Portfolio,
14,100	Fortis, ADR	$ 397,895		Institutional Class,
				to yield 2.29%, 03/01/05
	Insurance (3.17%):			(Cost $198,668)	$ 198,668
27,100	Aegon N.V., ADR	389,698
			TOTAL INVESTMENTS
	TOTAL NETHERLANDS	787,593	(Cost $10,639,940)	100.09%	$ 12,292,142

	SWEDEN (3.29%):		Liabilities in excess of other assets	-0.09%	(11,276)
	Metal Processing (3.29%):
8,100	AB SFK, ADR	403,593	TOTAL NET ASSETS	100.00%	$ 12,280,866

	SWITZERLAND (3.06%):		Aggregate cost for Federal income tax purposes is substantially the same.
	Financial Services (3.06%):		Percentages indicated are based upon total net assets of $12,280,866.
5,100	Swiss Re, ADR	375,453
			* Non-income producing securities.
	UNITED KINGDOM (16.93%):		ADR - American Depositary Receipt
	Beverages (2.80%):
6,000	Diageo PLC, ADR	343,620

	Food & Food Services (6.66%):
8,500	Cadbury Schweppes PLC, ADR	337,195
27,300	Tesco PLC, ADR	481,427
		818,622

	Metals (2.07%):
1,800	Rio Tinto PLC, ADR	254,826

	Pharmaceuticals (1.81%):
6,600	Shire Pharmaceuticals Group PLC, ADR	222,090

	Telecommunications (3.59%):
16,800	Vodafone Group PLC, ADR	441,672

	TOTAL UNITED KINGDOM	2,080,830

	Total Common Stocks (Cost $10,441,272)	12,093,474

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
February 28, 2005

Shares		Value	Shares		Value
	Common Stocks (91.30%):			Preferred Stocks (6.34%):
	Biotechnology (11.80%):		Biotechnology (6.34%):
5,546	Actelion Ltd.*	$ 617,819	318,182	Aderis Pharmaceuticals Series D * ++
21,300	Amgen, Inc. *	1,312,293	(Cost $3,500,002)		$ 3,187,116
25,500	Cephalon, Inc. * +	1,251,285
31,000	Genzyme Corp. * +	1,738,790		Short-Term Investment (2.06%):
26,400	Gilead Sciences, Inc. *	912,120	1,034,395	Milestone Treasury Obligation Portfolio,
178,342	Migenix, Inc. * ++	97,702	Institutional Class,
		5,930,009	to yield 2.29%, 3/1/05
			(Cost $1,034,395)		1,034,395
	Healthcare - Equipment
	& Supplies (7.62%):		TOTAL INVESTMENTS
36,400	Medtronic, Inc.	1,897,168	(Cost $44,732,200)	99.70%	$ 50,111,695
4,977	Nobel Biocare Holding AG	1,087,376
76,531	Smith & Nephew PLC	788,460	Assets in excess of other liabilities	0.30%	150,674
199	Straumann Holding AG-REG	55,720
		3,828,724	TOTAL NET ASSETS	100.00%	$ 50,262,369

	Healthcare - Providers		Aggregate cost for Federal income tax purposes is substantially the same.
	& Service (11.15%):		Percentages indicated are based on net assets of $50,262,369.
6,192	Fresnius Medical Care AG	552,642
22,000	Medco Health Solutions, Inc. * +	977,240	* Non-income producing securities.
4,300	Quest Diagnostics, Inc.	427,420	+ All or a portion of the security is on loan. The collateral
28,100	UnitedHealth Group, Inc.	2,561,596	for these securities loaned, held by the Trust's custodian, is detailed as
8,900	WellPoint Inc. *	1,086,334	follows:
		5,605,232
			Description		Value
	Pharmaceuticals (60.73%):		BONY Institutional Cash Reserve Fund, 2.63%, 3/1/05		$ 3,902,117
11,200	Abbott Laboratories	515,088
22,900	Allergan, Inc.	1,721,622	++ Restricted security. Such securities account for 6.53% of the
58,197	AstraZeneca PLC, ADR	2,297,433	Portfolio's net assets at February 28, 2005.
39,800	Bristol - Myers Squibb Co.	996,194
8,000	Eli Lilly & Co.	448,000	ADR - American Depositary Receipt
52,809	GlaxoSmithkline PLC, ADR	1,264,059
91,700	Johnson & Johnson	6,015,520
20,100	Merck & Co., Inc.	637,170
49,200	Mylan Laboratories Inc. +	865,920
45,623	Novartis AG	2,294,939
122,100	Pfizer, Inc.	3,210,009
29,495	Roche Holding AG	3,120,153
22,501	Sanofi Aventis	1,804,002
10,651	Schering AG	777,568
38,300	Takeda Chemical Industries, Ltd.	1,839,930
66,600	Wyeth	2,718,612
		30,526,219

	Total Common Stocks (Cost $40,197,803)	45,890,184

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
February 28, 2005

Shares		Value	Shares			Value
	Common Stocks (96.33%):			Telecommunication Services (9.68%):
	Chemical - Specialty (1.01%):		35,000	Comverse Technology, Inc. * +		$ 812,350
4,200	Minerals Technologies Inc.	$ 263,130	6,100	Harris Corp.		406,870
			42,600	Juniper Networks, Inc. *		917,604
	Consumer Discretionary (4.27%):		16,600	Sprint FON Group		393,088
67,700	Sirius Satellite Radio Inc. * +	377,089				2,529,912
22,400	XM Satellite Radio Holdings Inc. * +	738,304
		1,115,393		Total Common Stocks (Cost $17,964,430)		25,166,653

	Information Technology (81.37%):			Short-Term Investment (2.20%):
12,500	Adobe Systems, Inc.	771,875	573,455	Milestone Treasury Obligation Portfolio,
53,000	Applied Materials, Inc. *	927,500		Institutional Class,
28,700	ASM Lithography Holding N.V. +	525,784		to yield 2.29%, 3/1/05
	(New York Registered Shares) *			(Cost $573,455)		573,455
11,700	Audible, Inc. * +	171,522
11,400	Autodesk, Inc.	338,808	TOTAL INVESTMENTS
28,500	Broadcom Corp., Class A *	919,125	(Cost $18,537,885)		98.53%	$ 25,740,108
44,100	Cisco Systems, Inc. *	768,222
9,900	Cognos Inc.*	424,809	Assets in excess of other liabilities		1.47%	383,827
12,200	Computer Associates International, Inc. +	330,498
24,300	Dell Inc. *	974,187	TOTAL NET ASSETS		100.00%	$ 26,123,935
64,600	EMC Corp. *	817,836
11,800	F5 Networks, Inc. * +	650,062	Aggregate cost for Federal income tax purposes is substantially the same.
10,600	FormFactor, Inc. * +	243,482	Percentages indicated are based on net assets of $26,123,935.
2,550	Google, Inc. * +	479,375
43,400	Intel Corp.	1,040,732	* Non-income producing securities.
6,500	KLA-Tencor Corp.	321,165	+ All or a portion of the security is on loan. The collateral
18,000	Macromedia, Inc. * +	610,020	for these securities loaned, held by the Trust's custodian, is detailed
17,500	Marvell Technology Group Ltd. * +	640,325	as follows:
17,900	Mercury Interactive Corp. * +	821,252
39,200	Microsoft Corp.	987,056	Description			Value
49,000	Motorola, Inc.	767,340	BONY Institutional Cash Reserve Fund, 2.63%, 3/1/05			$ 6,830,956
6,300	NAVTEQ Corp. *	275,310
30,200	Network Appliance, Inc. *	906,302	ADR - American Depositary Receipt
51,700	Nokia oyj - ADR +	834,438
43,500	Openwave Systems Inc. * +	555,060
59,200	Oracle Corp. *	764,272
3,800	Pixar Inc. * +	339,834
19,200	QUALCOMM, Inc.	693,312
20,100	Sigmatel Inc. *	837,969
15,400	Tessera Technologies, Inc. * +	627,396
17,200	Texas Instruments, Inc.	455,284
14,800	Trident Microsystems, Inc. * +	273,652
5,800	Ventana Medical Systems, Inc. * +	389,934
24,000	Yahoo!, Inc. *	774,480
		21,258,218

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
February 28, 2005

Shares		Value	Shares			Value
	Common Stocks (89.95%):			Oil - Integrated Domestic (11.22%):
	Chemicals (14.91%):		12,000	Chesapeake Energy Corp.		$ 260,280
4,600	Air Products and Chemicals, Inc.	$ 288,052	5,600	ChevronTexaco Corp.		347,648
5,000	Dow Chemical Co.	275,750	5,000	Occidental Petroleum Corp.		351,350
5,000	Nova Chemicals Corp.	250,500				959,278
5,000	Praxair, Inc.	224,150
5,200	Rogers Corp. *	237,432
		1,275,884		Total Common Stocks (Cost $5,453,704)		7,695,175

	Coal (8.36%):		Short-Term Investment (1.88%):
6,500	Arch Coal, Inc.	289,835	160,689	Milestone Treasury Obligation Portfolio,
7,100	Foundation Coal Holdings, Inc.	182,683		Institutional Class,
2,500	Peabody Energy Corp.	242,750		to yield 2.29%, 3/1/05
		715,268		(Cost $160,689)		160,689

	Containers & Packaging/		TOTAL INVESTMENTS
	Paper & Plastics (2.41%):		(Cost $5,614,393)		91.83%	$ 7,855,864
12,400	Smurfit-Stone Container Corp. *	206,212
			Assets in excess of other liabilities		8.17%	699,347
	Forestry (6.48%)
3,300	Weyerhauser Co.	220,869	TOTAL NET ASSETS		100.00%	$ 8,555,211
12,700	Louisiana-Pacific Corp.*	333,629
		554,498	Aggregate cost for Federal income tax purposes is substantially the same.
			Percentages indicated are based on net assets of $8,555,211.
	Metals & Mining (10.91%):
6,500	Alcan, Inc.	259,805	* Non-income producing securities.
8,000	Alcoa, Inc.	256,960
1,300	Novelis, Inc. *	30,576
10,500	Joy Global Inc.	385,875
		933,216

	Oil - Crude Producers (16.31%):
3,800	Apache Corp.	238,944
6,000	Burlington Resources, Inc.	297,780
4,200	Encore Acquisition Co. *	178,710
3,700	Kerr-McGee Corp.	287,342
3,000	Newfield Exploration Co. *	222,750
3,500	Pogo Producing Co.	170,135
		1,395,661

	Oil - Drilling Services (10.82%):
4,000	ENSCO International, Inc.	161,120
4,500	GlobalSantaFe Corp.	168,750
3,200	Noble Corp.	182,624
6,000	Rowan Cos., Inc. *	190,080
4,600	Transocean Inc. *	223,008
		925,582

	Oil - Equipment & Services (8.53%)
11,100	Grant Prideco, Inc. *	268,176
4,000	Oceaneering International, Inc. *	159,600
4,000	Schlumberger Ltd.	301,800
		729,576

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
February 28, 2005

Shares		Value	Shares		Value
	Common Stocks (99.19%):			Short-Term Investment (0.56%):
	Banks (3.45%):		21,967	Milestone Treasury Obligation Portfolio,
5,400	AmSouth Bancorporation	$ 134,892	Institutional Class,
			to yield 2.29%, 3/1/05
	Business Services (3.95%):		(Cost $21,967)		$ 21,967
14,500	Ameritrade Holding Corp.*	154,135
			TOTAL INVESTMENTS
	Diversified Financials (19.06%):		(Cost $3,578,513)	99.75%	$ 3,895,282
1,900	Bear Stearns Co., Inc.	189,050
2,200	CIT Group Inc.	88,770	Assets in excess of other liabilities	0.25%	9,669
6,400	Mellon Financial Corp.	183,552
2,600	Goldman Sachs Group, Inc.	282,880	TOTAL NET ASSETS	100.00%	$ 3,904,951
		744,252
			Aggregate cost for Federal income tax purposes is substantially the same.
	Finance - Commercial		Percentages indicated are based on net assets of $3,904,951.
	& Consumer Lending (28.58%):
5,500	American Capital Strategies, Ltd.	190,850	* Non-income producing securities.
10,000	AmeriCredit Corp.*	235,600
6,500	Capitalsource, Inc. *	149,500
4,300	Doral Financial Corp.	170,538
2,200	Freddie Mac	136,400
13,600	Providian Financial Corp.	233,240
		1,116,128

	Finance - Investment Banking/
	Brokerage (18.87%):
4,700	A.G. Edwards, Inc.	202,617
14,700	Instinet Group, Inc.*	88,861
6,300	Jefferies Group, Inc.	240,408
3,500	Merrill Lynch & Co., Inc.	205,030
		736,916

	Insurance (25.28%):
3,800	Allmerica Financial Corp.	136,040
2,700	Allstate Corp.	144,936
2,500	Mercury General Corp.	137,150
2,000	MetLife, Inc.	82,080
1,800	MGIC Investment Corp.	112,932
2,000	Protective Life Corp.	79,920
3,000	Radian Group, Inc.	144,990
2,900	W.R. Berkley Corp.	148,944
		986,992

	Total Common Stocks (Cost $3,556,546)	3,873,315

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
February 28, 2005

Principal		Value	Principal		Value
	U.S. Government			Food (2.57%):
	and Agencies (51.91%):		200,000	Sysco Corp., 6.50%, 6/15/05	$ 201,761
	Federal National Mortgage		208,000	Sysco Corp., 7.00%, 5/1/06	215,349
	Association (26.15%):				417,110
1,500,000	3.00%, 8/15/07 +	$ 1,469,261
900,000	2.65%, 6/30/08	860,793		Oil/Gas (2.93%):
2,000,000	4.125%, 4/15/14 +	1,924,008	100,000	Laclede Gas Co., 7.50%, 11/1/07	107,939
		4,254,062	200,000	Praxair Inc., 6.90%, 11/1/06	210,633
			150,000	Union Pacific Resources Group,
	U.S. Treasury Note (7.16%):			7.00%, 10/15/06	157,340
900,000	3.00%, 2/15/09 +	870,750			475,912
300,000	4.00%, 2/15/14 +	292,488
		1,163,238		Retail (0.63%):
			100,000	CVS Corp.
	U.S. Treasury Inflation			5.625%, 3/15/06	101,807
	Protection Securities (18.59%):
2,952,970	1.875%, 7/15/13	3,022,536		Telecommunications (4.45%):
			700,000	GTE Southwest Inc., 6.23%, 1/1/07	723,366
	Total U.S. Government
	and Agencies (Cost $8,290,581)	8,439,836		Total Corporate Notes and Bonds
				(Cost $7,222,277)	7,192,685
	Corporate Notes and Bonds (44.24%):
	Capital Goods (3.28%):		Shares
500,000	Eaton Corp., 8.90%, 8/15/06	534,043		Short-Term Investment (3.02%):
			490,226	Milestone Treasury Obligation Portfolio,
	Chemicals (3.17%):			Institutional Class,
500,000	International Flavors & Fragrances,			to yield 2.29%, 3/1/05
	Inc., 6.45%, 5/15/06	514,551		(Cost $490,226)	490,226

	Electric Utilities (13.91%):		TOTAL INVESTMENTS
800,000	Eastern Energy Ltd., 6.75%, 12/1/06	836,168	(Cost $16,003,084)	99.17%	$ 16,122,747
390,000	Florida Power & Light
	6.875%, 12/1/05	399,779	Assets in excess of other liabilities	0.83%	134,721
550,000	South Carolina Electric & Gas Co.,
	7.50%, 6/15/05	556,648	TOTAL NET ASSETS	100.00%	$ 16,257,468
249,000	Virginia Electric & Power
	7.625%, 7/1/07	267,394	Aggregate cost for Federal income tax purposes is substantially the same.
200,000	Wisconsin Power & Light		Percentages indicated are based upon total net assets of $16,257,468.
	7.60%, 7/1/05	202,737
		2,262,726	+ All or a portion of the security is on loan. The collateral
			for these securities loaned, held by the Trust's custodian, is detailed
	Financial Services (13.30%):		as follows:
800,000	Associates Corp. of North America,		Description		Value
	6.625%, 6/15/05	807,610	BONY Institutional Cash Reserve Fund, 2.63%, 3/1/05		$ 4,089,171
350,000	Caterpillar Financial Services,
	3.67%, 10/4/07	341,590
100,000	Caterpillar Financial Services,
	5.125%, 10/15/07	100,607
135,000	International Lease Finance Corp.,
	5.95%, 6/6/05	136,013
800,000	J.P. Morgan Chase & Co.
	3.80%, 10/2/09	777,350
		2,163,170

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
February 28, 2005

Principal		Value	Principal		Value
	Municipal Bonds (99.21%):			MASSACHUSETTS (2.42%):
	CALIFORNIA (14.51%):			General Obligation (2.42%):
	Housing (1.50%):		150,000	State Refunding Bonds, Series A,
100,000	State Housing Financing Agency			5.25%, 8/1/17	$ 167,745
	Revenue, Single Family Mortgage
	Purchase Amount, Series A, Class I,			NEBRASKA (0.65%):
	5.30%, 8/1/18, FHA	$ 104,137		Power/Utility (0.65%):
			40,000	Omaha Public Power District, Electric
	Public Facilities (8.67%):			Revenue, Series C, 5.50%, 2/1/14	45,290
300,000	State Financing Authority Lease Revenue,
	Palm Springs Convention Center			NEW HAMPSHIRE (3.97%):
	Project, Series A,			Health/Hospital (3.97%):
	5.25%, 11/1/17, MBIA	335,715	250,000	State Health & Education Facilities
250,000	State Public Works Board Lease Revenue,			Authority Revenue, Dartmouth-
	State University Projects, Series A,			Hitchcock Obligation Group,
	5.375%, 10/1/17, AMBAC	265,142		5.50%, 8/1/27, FSA	275,688
		600,857
				NEW JERSEY (4.49%):
	Education (4.34%):			Water/Sewer (4.49%):
250,000	Alvord California Union School District,		300,000	New Jersey Economic Development Authority,
	Series A, 5.9%, 2/1/20, MBIA	301,102		Water Facilities, Revenue
	TOTAL CALIFORNIA	1,006,096		5.35%, 2/1/38, MBIA	311,355

	COLORADO (6.27%):			NEW YORK (5.00%):
	Public Facilities (6.27%):			Public Facilities (5.00%):
250,000	Denver, CO City & County Excise Tax		300,000	New York State Dormitory Authority,
	Revenue, Convention Center Project,			New York University, Revenue, Series A
	5.50%, 9/1/17, FSA	276,837		5.75%, 7/1/13, AMBAC	346,806
150,000	Denver, CO Colorado Convention Center
	Project, Hotel Authority Revenue,			NORTH CAROLINA (3.72%):
	Series A, 5.00%, 12/1/21, XLCA	157,698		General Obligation (3.72%):
	TOTAL COLORADO	434,535	250,000	Mecklenburg County, Series B,
				4.50%, 2/1/18	258,252
	DISTRICT OF COLUMBIA (3.62%):
	Public Facilities (3.62%):			NORTH DAKOTA (2.56%):
250,000	Washington, Convention Center			Housing (2.56%):
	Authority, Dedicated Tax Revenue,		177,000	State Housing Financing Agency Revenue,
	4.75%, 10/1/28, AMBAC	250,973		Series C, 5.50%, 7/1/18	177,310

	GEORGIA (2.50%):			OHIO (0.76%):
	General Obligation (2.50%):			Health/Hospital (0.76%):
150,000	State of Georgia, Series C,		50,000	Lorain County, Hospital Revenue,
	6.50%, 4/1/10	173,731		Regional Medical Center,
				7.75%, 11/1/13, AMBAC	52,718
	ILLINOIS (2.09%):
	General Obligation (2.09%):			PENNSYLVANIA (3.74%):
150,000	Illinois State Sales Tax, Revenue			General Obligation (3.74%):
	4.25%, 6/15/26	144,888	250,000	Philadelphia, 4.90%, 9/15/20, FSA	259,743

	MARYLAND (4.56%):			PUERTO RICO (2.95%):
	Water/Sewer (4.56%):			Public Facilities (2.95%):
300,000	State Energy Financing Administration,		200,000	Puerto Rico Highway & Transportation
	Solid Waste Disposal, LO Revenue,			Authority Revenue, Series B,
	6.30%, 12/1/10	316,125		6.00%, 7/1/26	204,618

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)(Continued)
February 28, 2005

Principal		Value	Principal		Value
	SOUTH CAROLINA (2.74%):			WISCONSIN (7.15%) (Continued):
	Power/Utility (2.74%):			Transportation (2.61%):
190,000	Piedmont Municipal Power Agency,		175,000	State Transportation Revenue, Series A,
	Unrefunded Portion			4.60%, 7/1/18, MBIA	$ 181,006
	Electric, Series A, 5.00%, 1/1/18, FGIC	$ 190,338		TOTAL WISCONSIN	495,943

	SOUTH DAKOTA (5.12%):			Total Municipal Bonds (Cost $6,634,691)	6,880,842
	Power/Utility (5.12%):
300,000	Heartland Consumers Power District			Short-Term Investment (1.70%):
	Electric, Revenue, 6.00%, 1/1/17, FSA	355,200	118,259	Milestone Treasury Obligation Portfolio,
				Institutional Class,
	TEXAS (13.98%):			to yield 2.29%, 3/1/05
	Education (3.92%):			(Cost $118,259)	118,259
250,000	State University System Revenue,
	5.375%, 3/15/17, FSA	272,210	TOTAL INVESTMENTS
			(Cost $6,752,950)	100.91%	$ 6,999,101
	Housing (3.08%):
200,000	State Veterans Housing Assistance, GO,		Liabilities in excess of other assets	-0.91%	(63,330)
	Series B, 5.75%, 12/1/13, FHA	213,916
			TOTAL NET ASSETS	100.00%	$ 6,935,771
	Water/Sewer (6.98%):
300,000	Houston, TX Water & Sewer System		Aggregate cost for Federal income tax purposes is substantially the same.
	Revenue, 5.50%, 12/1/17	334,707	Percentages indicated are based upon total net assets of $6,935,771.
150,000	State Water Assistance
	Series A, 4.50%, 8/1/22	147,857	AMBAC	Insured by AMBAC Indemnity Corporation
		482,564	FGIC	Insured by Financial Guaranty Insurance Corporation
			FHA	Federal Housing Administration
	TOTAL TEXAS	968,690	FSA	Insured by Federal Security Assurance
			GO	General Obligation
	UTAH (2.39%):		LO	Limited Obligation
	Education (2.39%):		MBIA	Insured by Municipal Bond Insurance Association
150,000	State Board Regents Revenue,		XLCA	Insured by XL Capital Assurance
	5.25%, 12/1/14, AMBAC	166,065

	WASHINGTON (4.02%):
	Education (4.02%):
250,000	Snohomish County School District,
	5.50%, 12/1/19, FGIC	278,733

	WISCONSIN (7.15%):
	Health/Hospital (4.54%):
300,000	State Health & Educational Facilities
	Authority, Revenue, Waukesha
	Memorial Hospital, Series A,
	5.25%, 8/15/19, AMBAC	314,937

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
February 28, 2005

Principal		Value
	U.S. Government Agencies (75.73%):
	Federal Home Loan Bank,
	Discount Notes (25.28%):
2,000,000	To yield 2.50%, 03/02/05	$ 1,999,861
3,000,000	To yield 2.32%, 03/04/05	2,999,420
		4,999,281

	Federal Home Loan Mortgage
	Corp., Discount Notes (10.07%):
2,000,000	To yield 2.60%, 04/25/05	1,992,056

	Federal National Mortgage
	Association, Discount Notes (40.38%):
2,000,000	To yield 2.35%, 03/01/05	2,000,000
4,000,000	To yield 2.50%, 04/01/05	3,991,381
2,000,000	To yield 2.54%, 04/11/05	1,994,213
		7,985,594

	Total U.S. Government Agencies
	(Cost $14,976,931)	14,976,931

	Repurchase Agreement (24.31%):
	Bank of America, 2.61%, due 3/1/05 with
	a maturity value of $4,807,349, (Fully
	collateralized by U.S. government
	agencies and obligations)
	(Cost $4,807,000)	4,807,000

TOTAL INVESTMENTS
(Cost $19,783,931)	100.04%	$ 19,783,931

Liabilities in excess of other assets	-0.04%	(8,399)

TOTAL NET ASSETS	100.00%	$ 19,775,532

Aggrgegate cost for Federal income tax purposes is substantially the same.
Percentages indicated are based upon total net assets of $19,775,532.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

February 28, 2005
	Large	Large
	Capitalization	Capitalization	Mid	Small	International	Health &
	Value	Growth	Cap	Capitalization	Equity	Biotechnology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost	$ 50,597,048	$ 30,205,298	$ 31,953,132	$ 15,504,820	$ 10,639,940	$ 44,732,200
Investments, at value	$ 58,256,045	$ 35,084,720	$ 36,414,152	$ 23,423,185	$ 12,093,474	$ 49,077,300
Short term investments, at cost	767,981	159,244	1,113,849	-	198,668	1,034,395
Foreign currency, at value
(Cost - $230,847)	-	-	-	-	-	234,920
Collateral-securities loaned	6,334,814	2,393,685	7,129,041	6,066,737	-	3,902,117
Receivable for securities sold	176,982	-	824,113	107,951	-	901,551
Interest and dividends receivable	124,693	36,191	33,523	20,853	15,389	155,018
Receivable for fund shares sold	11,190	9,192	3,140	4,060	2,158	19,488
Receivable for open forward foreign
currency contracts	-	-	-	-	-	72,514
Prepaid expenses and other assets	9,453	21,365	22,516	21,717	16,240	29,190
Total Assets	65,681,158	37,704,397	45,540,334	29,644,503	12,325,929	55,426,493

Liabilities:
Securities lending collateral	6,334,814	2,393,685	7,129,041	6,066,737	-	3,902,117
Payable for securities purchased	344,100	-	1,262,340	-	-	643,526
Payable for fund shares redeemed	49,582	30,542	6,312	20,365	12,308	389,778
Payable for distribution fees	2,260	5,267	10,835	1,047	646	21,879
Payable to manager	29,159	17,713	21,029	11,695	6,966	45,183
Payable for open forward foreign
currency contracts	-	-	-	-	-	113,251
Due to custodian	-	-	-	60,702	-	-
Accrued expenses and other liabilities	65,973	32,564	19,175	12,868	25,143	48,390
Total Liabilities	6,825,888	2,479,771	8,448,732	6,173,414	45,063	5,164,124

Net Assets	$ 58,855,270	$ 35,224,626	$ 37,091,602	$ 23,471,089	$ 12,280,866	$ 50,262,369

Net Assets:
Par value of shares of beneficial interest	$ 32,281	$ 26,951	$ 30,138	$ 15,881	$ 11,746	$ 39,363
Paid in capital	62,028,186	53,146,021	31,640,864	14,367,622	17,972,836	172,741,767
Undistributed net investment income (loss)	(24,146)	(169,496)	(203,591)	(63,385)	(59,384)	(507,308)
Accumulated net realized gain
(loss) on investments	(11,608,029)	(22,817,516)	49,322	1,232,606	(7,296,534)	(127,358,252)
Net unrealized appreciation
(depreciation) on investments	8,426,978	5,038,666	5,574,869	7,918,365	1,652,202	5,346,799
Net Assets	$ 58,855,270	$ 35,224,626	$ 37,091,602	$ 23,471,089	$ 12,280,866	$ 50,262,369

Net Asset Value Per Share
Class I
Net Assets	$ 53,072,574	$ 33,232,561	$ 7,962,811	$ 22,048,043	$ 11,497,306	$ 1,057,287
Shares of beneficial interest outstanding	2,892,801	2,532,205	640,988	1,484,487	1,094,613	80,000
Net asset value/offering price (a)	$ 18.35	$ 13.12	$ 12.42	$ 14.85	$ 10.50	$ 13.22

Class A
Net Assets	$ -	$ -	$ 24,768,755	$ -	$ -	$ 16,591,711
Shares of beneficial interest outstanding	-	-	2,011,733	-	-	1,260,749
Net asset value (a)	$ -	$ -	$ 12.31	$ -	$ -	$ 13.16
Offering price per share	$ -	$ -	$ 13.06	$ -	$ -	$ 13.96
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 3,140,880	$ 333,521	$ 3,349,295	$ 470,208	$ 131,182	$ 25,019,246
Shares of beneficial interest outstanding	180,950	27,056	277,090	33,918	13,203	1,969,112
Net asset value/offering price (b)	$ 17.36	$ 12.33	$ 12.09	$ 13.86	$ 9.94	$ 12.71

Class C
Net Assets	$ 2,641,816	$ 1,658,544	$ 1,010,741	$ 952,838	$ 652,378	$ 7,594,125
Shares of beneficial interest outstanding	152,230	134,245	83,763	68,572	65,862	597,307
Net asset value/offering price (b)	$ 17.35	$ 12.35	$ 12.07	$ 13.90	$ 9.91	$ 12.71

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

February 28, 2005
				Investment		U.S.
	Technology &	Energy & Basic	Financial	Quality	Municipal	Government
	Communications	Materials	Services	Bond	Bond	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost	$ 18,537,885	$ 5,614,393	$ 3,578,513	$ 16,003,084	$ 6,752,950	$ 19,783,931
Investments, at value	$ 25,166,653	$ 7,695,175	$ 3,873,315	$ 15,632,521	$ 6,880,842	$ -
Short term investments, at cost	573,455	160,689	21,967	490,226	118,259	19,783,931
Cash	-	-	-	-	-	575
Collateral-securities loaned	6,830,956	-	-	4,089,171	-	-
Receivable for securities sold	395,790	818,999	-	1,540	-	-
Interest and dividends receivable	8,617	6,032	6,132	156,401	78,969	348
Receivable for fund shares sold	26,601	963	174	32,074	17,313	31,626
Receivable due from manager	-	-	356	-	562	-
Prepaid expenses and other assets	39,346	12,866	14,745	13,931	14,401	20,815
Total Assets	33,041,418	8,694,724	3,916,689	20,415,864	7,110,346	19,837,295

Liabilities:
Securities lending collateral	6,830,956	-	-	4,089,171	-	-
Payable for securities purchased	-	123,000	-	-	146,157	-
Payable for fund shares redeemed	49,406	4,962	233	8,680	3,584	30,074
Payable for distribution fees	17,506	3,439	1,802	933	176	-
Dividends payable	-	-	-	21,856	17,356	17,851
Payable to manager	19,615	4,140	-	172	-	227
Accrued expenses and other liabilities	-	3,972	9,703	37,584	7,302	13,611
Total Liabilities	6,917,483	139,513	11,738	4,158,396	174,575	61,763

Net Assets	$ 26,123,935	$ 8,555,211	$ 3,904,951	$ 16,257,468	$ 6,935,771	$ 19,775,532

Net Assets:
Par value of shares of beneficial interest	$ 38,955	$ 3,686	$ 3,267	$ 16,429	$ 6,669	$ 198,519
Paid in capital	287,172,149	6,786,880	3,503,232	16,085,243	6,686,485	19,577,764
Undistributed net investment income (loss)	(249,985)	(60,145)	(28,833)	-	-	-
Accumulated net realized gain
(loss) on investments	(268,039,407)	(416,642)	110,516	36,133	(3,534)	(751)
Net unrealized appreciation
(depreciation) on investments	7,202,223	2,241,432	316,769	119,663	246,151	-
Net Assets	$ 26,123,935	$ 8,555,211	$ 3,904,951	$ 16,257,468	$ 6,935,771	$ 19,775,532

Net Asset Value Per Share
Class I
Net Assets	$ 924,550	$ 2,524,164	$ 967,727	$ 14,916,000	$ 6,555,262	$ 18,844,894
Shares of beneficial interest outstanding	133,457	106,448	79,437	1,509,667	631,673	18,920,877
Net asset value/offering price (a)	$ 6.93	$ 23.71	$ 12.18	$ 9.88	$ 10.38	$ 1.00

Class A
Net Assets	$ 12,386,677	$ 2,363,274	$ 1,118,702	$ -	$ -	$ -
Shares of beneficial interest outstanding	1,800,427	100,447	92,556	-	-	-
Net asset value per share (a)	$ 6.88	$ 23.53	$ 12.09	$ -	$ -	$ -
Offering price per share	$ 7.30	$ 24.96	$ 12.82	$ -	$ -	$ -
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 11,833,207	$ 3,571,452	$ 1,718,941	$ 100,574	$ 53,303	$ 263,406
Shares of beneficial interest outstanding	1,809,462	157,263	146,231	10,176	5,120	263,492
Net asset value/offering price (b)	$ 6.54	$ 22.71	$ 11.75	$ 9.88	$ 10.41	$ 1.00

Class C
Net Assets	$ 979,501	$ 96,321	$ 99,581	$ 1,240,894	$ 327,206	$ 667,232
Shares of beneficial interest outstanding	148,810	4,237	8,477	125,452	31,476	668,776
Net asset value/offering price (b)	$ 6.58	$ 22.73	$ 11.75	$ 9.89	$ 10.40	$ 1.00

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended February 28, 2005

	Large	Large
	Capitalization	Capitalization	Mid	Small	International	Health &
	Value	Growth	Cap	Capitalization	Equity	Biotechnology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 6,422	$ 2,260	$ 6,968	$ 1,326	$ 1,908	$ 6,040
Dividend income	483,073	149,509	191,281	140,474	62,970	336,625
Securities lending income	6,280	1,844	5,008	2,703	-	5,118
Less: Foreign withholding taxes	(250)	-	-	-	(1,689)	(15,760)
Total Investment Income	495,525	153,613	203,257	144,503	63,189	332,023

Operating Expenses:
Management fees	193,802	118,994	136,478	77,392	44,572	340,727
Distribution fees:
Class A Shares	-	-	49,678	-	-	36,331
Class B Shares	15,047	1,776	17,141	2,127	658	134,958
Class C Shares	13,154	8,470	4,710	4,805	3,230	41,783
Transfer agent fees	109,481	69,247	66,865	47,478	21,497	106,634
Fund accounting fees	44,356	27,264	26,386	18,526	8,846	39,524
Administration fees	44,172	30,707	31,414	20,107	14,232	47,174
Professional fees	48,290	30,635	30,289	16,181	5,997	48,575
Printing and postage expense	18,436	12,466	11,643	6,520	2,358	20,416
Registration fees	16,900	15,330	18,710	12,970	16,955	22,995
Custodian fees	11,511	4,836	9,096	1,129	3,715	15,862
Trustees' fees	4,222	3,153	3,360	-	-	6,622
Miscellaneous expenses	300	231	1,078	653	513	647
Total Operating Expenses	519,671	323,109	406,848	207,888	122,573	862,248
Less: Expenses waived and / or
reimbursed	-	-	-	-	-	(22,917)
Net Operating Expenses	519,671	323,109	406,848	207,888	122,573	839,331

Net Investment Income (Loss)	(24,146)	(169,496)	(203,591)	(63,385)	(59,384)	(507,308)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	2,610,849	(1,782,312)	3,853,164	1,236,583	852,391	2,434,862
Foreign currency transactions	-	-	-	-	-	(190,223)
Net realized gain (loss)	2,610,849	(1,782,312)	3,853,164	1,236,583	852,391	2,244,639

Net change in unrealized appreciation
(depreciation) from Investments	3,783,292	5,684,675	3,109,207	1,989,461	1,372,686	938,772
Net Realized and Unrealized
Gain (Loss) on Investments	6,394,141	3,902,363	6,962,371	3,226,044	2,225,077	3,183,411

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 6,369,995	$ 3,732,867	$ 6,758,780	$ 3,162,659	$ 2,165,693	$ 2,676,103

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

For the Six Months Ended February 28, 2005

				Investment		U.S.
	Technology &	Energy &	Financial	Quality	Municipal	Government
	Communications	Basic Materials	Services	Bond	Bond	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 1,820	$ 2,405	$ 580	$ 334,826	$ 156,857	$ 213,855
Dividend income	154,416	42,151	28,612	-	-	-
Securities lending income	7,049	-	-	5,764	-	-
Less: Foreign withholding taxes	-	-	-	-	-	-
Total Investment Income	163,285	44,556	29,192	340,590	156,857	213,855

Operating Expenses:
Management fees	172,907	46,007	25,005	48,153	19,489	50,549
Distribution fees:
Class A Shares	26,284	4,261	2,347	-	-	-
Class B Shares	62,826	15,418	9,156	494	261	1,160
Class C Shares	5,452	403	496	6,326	1,620	3,439
Transfer agent fees	63,643	14,499	8,024	26,725	13,778	41,933
Fund accounting fees	20,131	5,337	2,901	17,696	5,263	15,752
Administration fees	26,719	8,703	7,315	19,735	7,866	18,520
Professional fees	17,885	6,151	2,990	12,581	8,014	17,368
Printing and postage expense	9,747	1,809	1,761	12,252	2,727	8,542
Registration fees	22,170	17,383	16,440	21,570	13,185	19,000
Custodian fees	7,582	7,146	9,334	692	1,681	5,062
Trustees' fees	3,384	174	332	-	171	233
Miscellaneous expenses	867	992	795	387	340	424
Total Operating Expenses	439,597	128,283	86,896	166,611	74,395	181,982
Less: Expenses waived and / or
reimbursed	(26,327)	(23,582)	(28,871)	(37,223)	(22,907)	(48,744)
Net Operating Expenses	413,270	104,701	58,025	129,388	51,488	133,238

Net Investment Income (Loss)	(249,985)	(60,145)	(28,833)	211,202	105,369	80,617

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	2,388,051	859,540	112,985	53,167	53,574	-
Foreign currency transactions	-	-	-	-	-	-
Net realized gain (loss)	2,388,051	859,540	112,985	53,167	53,574	-

Net change in unrealized appreciation
(depreciation) from Investments	3,048,097	1,241,235	278,633	(245,234)	(66,640)	-
Net Realized and Unrealized
Gain (Loss) on Investments	5,436,148	2,100,775	391,618	(192,067)	(13,066)	-

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 5,186,163	$ 2,040,630	$ 362,785	$ 19,135	$ 92,303	$ 80,617

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Cap
	Portfolio		Portfolio		Portfolio
	Six		Six		Six
	Months Ended		Months Ended		Months Ended
	February 28, 2005	Year Ended	February 28, 2005	Year Ended	February 28, 2005	Year Ended
	(Unaudited)	August 31, 2004	(Unaudited)	August 31, 2004	(Unaudited)	August 31, 2004

Operations:
Net investment income (loss)	$ (24,146)	$ (60,000)	$ (169,496)	$ (416,195)	$ (203,591)	$ (373,468)
Net realized gain (loss) on investments	2,610,849	8,789,550	(1,782,312)	2,515,563	3,853,164	4,936,606
Net change in unrealized appreciation
(depreciation) on investments	3,783,292	(1,517,344)	5,684,675	(4,891,445)	3,109,207	(1,312,341)
Net increase (decrease) in net assets
resulting from operations	6,369,995	7,212,206	3,732,867	(2,792,077)	6,758,780	3,250,797

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	-	-	(774,210)	-
Class A	-	-	-	-	(2,758,432)	-
Class B	-	-	-	-	(365,947)	-
Class C	-	-	-	-	(104,797)	-
Net Investment Income:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	-	-	-	(4,003,386)	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	2,078,011	8,629,394	1,928,561	7,413,006	1,332,114	5,006,116
Class A	-	-	-	-	90,977	104,227
Class B	117,847	975,711	13,165	262,684	58,447	438,578
Class C	203,389	315,544	162,100	233,103	122,220	170,186
Reinvestment of dividends
and distributions
Class I	-	-	-	-	765,501	-
Class A	-	-	-	-	529,943	-
Class B	-	-	-	-	344,188	-
Class C	-	-	-	-	103,467	-
Redemption fee proceeds
Class I	-	46	-	-	34	-
Class A	-	-	-	-	120	-
Class B	-	2	-	-	16	-
Class C	-	2	-	-	5	-
Cost of shares redeemed
Class I	(11,147,863)	(15,537,303)	(7,598,157)	(10,673,379)	(1,624,370)	(522,838)
Class A	-	-	-	-	(1,578,634)	(5,329,425)
Class B	(227,703)	(555,395)	(57,380)	(184,423)	(729,074)	(1,188,685)
Class C	(364,101)	(665,363)	(245,669)	(441,840)	(129,568)	(110,209)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(9,340,420)	(6,837,362)	(5,797,380)	(3,390,849)	(714,614)	(1,432,050)

Total Increase (Decrease) in Net Assets	(2,970,425)	374,844	(2,064,513)	(6,182,926)	2,040,780	1,818,747

Net Assets:
Beginning of period	61,825,695	61,450,851	37,289,139	43,472,065	35,050,822	33,232,075
End of period*	$58,855,270	$61,825,695	$35,224,626	$37,289,139	$37,091,602	$ 35,050,822
* Includes undistributed net investment
income (loss) at end of period	$ (24,146)	$ -	$ (169,496)	$ -	$ (203,591)	$ -

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio
	Six		Six		Six
	Months Ended		Months Ended		Months Ended
	February 28, 2005	Year Ended	February 28, 2005	Year Ended	February 28, 2005	Year Ended
	(Unaudited)	August 31, 2004	(Unaudited)	August 31, 2004	(Unaudited)	August 31, 2004

Operations:
Net investment income (loss)	$ (63,385)	$ (107,929)	$ (59,384)	$ -	$ (507,308)	$ (1,119,432)
Net realized gain (loss) on investments	1,236,583	1,305,361	852,391	2,399,652	2,244,639	1,667,127
Net change in unrealized appreciation
(depreciation) on investments	1,989,461	2,605,112	1,372,686	(16,451)	938,772	6,035,904
Net increase (decrease) in net assets
resulting from operations	3,162,659	3,802,544	2,165,693	2,383,201	2,676,103	6,583,599

Distributions to Shareholders:
Net Realized Gains:
Class I	(21,755)	(406,430)	-	-	-	-
Class A	-	-	-	-	-	-
Class B	(495)	(5,043)	-	-	-	-
Class C	(1,050)	(19,354)	-	-	-	-
Net Investment Income:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	(23,300)	(430,827)	-	-	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	920,864	4,991,478	733,749	16,134,054	258,647	737,705
Class A	-	-	-	-	63,017	497,304
Class B	113,584	276,966	6,859	94,020	101,819	213,130
Class C	94,690	123,526	31,974	484,311	109,588	81,123
Reinvestment of dividends
and distributions
Class I	21,446	401,365	-	-	-	-
Class A	-	-	-	-	-	-
Class B	467	5,045	-	-	-	-
Class C	1,050	19,372	-	-	-	-
Redemption fee proceeds
Class I	-	1,751	-	8,392	-	-
Class A	-	-	-	-	-	-
Class B	-	29	-	38	-	-
Class C	-	70	-	442	-	-
Cost of shares redeemed
Class I	(4,396,655)	(9,910,960)	(2,119,776)	(30,919,016)	(211,692)	(64,660)
Class A	-	-	-	-	(4,114,476)	(9,735,657)
Class B	(88,318)	(163,673)	(25,282)	(12,450)	(5,308,926)	(11,650,235)
Class C	(158,310)	(288,457)	(87,579)	(1,114,099)	(2,218,803)	(5,622,714)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(3,491,182)	(4,543,488)	(1,460,055)	(15,324,308)	(11,320,826)	(25,544,004)

Total Increase (Decrease) in Net Assets	(351,823)	(1,171,771)	705,638	(12,941,107)	(8,644,723)	(18,960,405)

Net Assets:
Beginning of period	23,822,912	24,994,683	11,575,228	24,516,335	58,907,092	77,867,497
End of period*	$23,471,089	$23,822,912	$12,280,866	$11,575,228	$50,262,369	$58,907,092
* Includes undistributed net investment
income (loss) at end of period	$ (63,385)	$ -	$ (59,384)	$ -	$ (507,308)	$ -

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio
	Six		Six		Six
	Months Ended		Months Ended		Months Ended
	February 28, 2005	Year Ended	February 28, 2005	Year Ended	February 28, 2005	Year Ended
	(Unaudited)	August 31, 2004	(Unaudited)	August 31, 2004	(Unaudited)	August 31, 2004

Operations:
Net investment income (loss)	$ (249,985)	$ (956,794)	$ (60,145)	$ (86,362)	$ (28,833)	$ (68,178)
Net realized gain (loss) on investments	2,388,051	2,621,941	859,540	853,149	112,985	662,370
Net change in unrealized appreciation
(depreciation) on investments	3,048,097	(6,041,752)	1,241,235	480,973	278,633	(367,697)
Net increase (decrease) in net assets
resulting from operations	5,186,163	(4,376,605)	2,040,630	1,247,760	362,785	226,495

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	-	-	(50,942)	-
Class A	-	-	-	-	(63,441)	-
Class B	-	-	-	-	(104,964)	-
Class C	-	-	-	-	(5,651)	-
Net Investment Income:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	-	-	-	(224,998)	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	205,502	2,650,704	470,536	1,335,766	186,164	701,135
Class A	53,581	172,301	80,713	58,929	1,442	6,818
Class B	44,592	203,840	155,724	185,339	64,474	184,231
Class C	14,169	288,324	16,103	37,140	15,351	21,430
Reinvestment of dividends
and distributions
Class I	-	-	-	-	50,225	-
Class A	-	-	-	-	55,611	-
Class B	-	-	-	-	101,894	-
Class C	-	-	-	-	5,651	-
Redemption fee proceeds
Class I	6	-	-	-	-	-
Class A	93	-	-	-	-	-
Class B	89	-	-	-	-	-
Class C	8	-	-	-	-	-
Cost of shares redeemed
Class I	(124,195)	(2,038,898)	(257,183)	(97,274)	(72,276)	(93,617)
Class A	(2,176,254)	(4,387,051)	(368,283)	(717,528)	(159,288)	(575,237)
Class B	(2,229,065)	(3,885,004)	(275,997)	(852,378)	(321,612)	(712,717)
Class C	(318,393)	(906,002)	(9,197)	-	(25,507)	(227,556)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(4,529,867)	(7,901,786)	(187,584)	(50,006)	(97,871)	(695,513)

Total Increase (Decrease) in Net Assets	656,296	(12,278,391)	1,853,046	1,197,754	39,916	(469,018)

Net Assets:
Beginning of period	25,467,639	37,746,030	6,702,165	5,504,411	3,865,035	4,334,053
End of period*	$26,123,935	$25,467,639	$ 8,555,211	$ 6,702,165	$ 3,904,951	$ 3,865,035
* Includes undistributed net investment
income (loss) at end of period	$ (249,985)	$ -	$ (60,145)	$ -	$ (28,833)	$ -

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Investment Quality Bond		Municipal Bond		U.S. Government Money Market
	Portfolio		Portfolio		Portfolio
	Six		Six		Six
	Months Ended		Months Ended		Months Ended
	February 28, 2005	Year Ended	February 28, 2005	Year Ended	February 28, 2005	Year Ended
	(Unaudited)	August 31, 2004	(Unaudited)	August 31, 2004	(Unaudited)	August 31, 2004

Operations:
Net investment income (loss)	$ 211,202	$ 610,511	$ 105,369	$ 203,374	$ 80,617	$ (549)
Net realized gain (loss) on investments	53,167	345,800	53,574	(1,396)	-	(750)
Net change in unrealized appreciation
(depreciation) on investments	(245,234)	(278,677)	(66,640)	217,216	-	-
Net increase (decrease) in net assets
resulting from operations	19,135	677,634	92,303	419,194	80,617	(1,299)

Distributions to Shareholders:
Net Realized Gains:
Class I	(271,049)	(736,341)	(52,211)	(31,509)	-	(9,645)
Class A	-	-	-	-	-	(81)
Class B	(1,756)	(4,720)	(412)	(84)	-	(325)
Class C	(23,233)	(65,439)	(2,534)	(1,907)	-	-
Net Investment Income:
Class I	(201,012)	(577,169)	(101,552)	(197,586)	(77,015)	-
Class A	-	-	-	-	-	-
Class B	(739)	(2,496)	(530)	(661)	(937)	-
Class C	(9,451)	(30,846)	(3,287)	(7,376)	(2,665)	-
Total Dividends and Distributions
to Shareholders	(507,240)	(1,417,011)	(160,526)	(239,123)	(80,617)	(10,051)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	883,458	11,892,793	1,191,009	3,713,239	10,237,559	23,945,654
Class A	-	-	-	-	-	-
Class B	9,909	40,822	1,023	37,500	91,528	152,874
Class C	155,553	522,317	703	36,337	134,758	893,632
Reinvestment of dividends
and distributions
Class I	456,641	1,274,736	145,789	220,897	74,975	9,385
Class A	-	-	-	-	-	-
Class B	2,063	6,638	798	416	903	79
Class C	32,678	95,394	5,821	9,277	2,664	312
Redemption fee proceeds
Class I	-	10,937	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	74	-	-	-	-
Class C	-	972	-	-	-	-
Cost of shares redeemed
Class I	(3,425,868)	(18,116,524)	(2,609,453)	(1,984,237)	(13,725,280)	(30,696,134)
Class A	-	-	-	-	-	-
Class B	(1,326)	(211,902)	-	-	(40,076)	(137,466)
Class C	(160,836)	(1,002,002)	(570)	(157,380)	(158,632)	(2,564,489)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(2,047,728)	(5,485,745)	(1,264,880)	1,876,049	(3,381,601)	(8,396,153)

Contributions of Capital From Manager	-	-	-	-	11,527	20,600

Total Increase (Decrease) in Net Assets	(2,535,833)	(6,225,122)	(1,333,103)	2,056,120	(3,370,074)	(8,386,903)

Net Assets:
Beginning of period	18,793,301	25,018,423	8,268,874	6,212,754	23,145,606	31,532,509
End of period	$ 16,257,468	$ 18,793,301	$ 6,935,771	$ 8,268,874	$ 19,775,532	$ 23,145,606

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2005 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Trust commenced investment operations on September 2, 1994.  The Trust consists of twelve portfolios: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Cap Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio and the U.S. Government Money Market Portfolio (collectively, the “Portfolios”).  Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager. Each of the Portfolios is provided with the discretionary advisory services of an investment adviser identified, retained, supervised and compensated by the Manager.  The following serve as advisers (the “Advisers”) to their respective Portfolio(s): OpCap Advisors, LLC serves as Adviser to the Large Capitalization Value, Municipal Bond and International Equity; Harris, Bretall Sullivan & Smith, L.L.C. serves as Adviser to Large Capitalization Growth and Financial Services; Caterpillar Investment Management Ltd. serves as Adviser to Mid Cap and Energy & Basic Materials; Fox Asset Management, LLC serves as Adviser to Small Capitalization and Investment Quality Bond; UBS Global Asset Management serves as Adviser to Health & Biotechnology; Columbus Circle Investors serves as Adviser to Technology & Communications; and Reich & Tang Asset Management LLC serves as Adviser to U.S. Government Money Market.  Gemini Fund Services, LLC (the “Administrator”), serves the Trust as administrator, transfer agent and fund accounting agent, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.   Aquarius Fund Distributors, LLC (the “Distributor”) is the Trust’s Distributor, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.

     The Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio and the Financial Services Portfolio are non-diversified portfolios.   The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Cap Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio and the U.S. Government Money Market Portfolio are diversified portfolios.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Cap	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital

     Currently, each Portfolio offers Class B, Class C and Class I shares.   The Mid Cap, Health & Biotechnology, Technology & Communications, Energy & Basic Materials & Financial Services Portfolios also offer Class A shares.  Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   To discourage short-term trading and offset brokerage commissions, market impact and other costs associated with short-term trading, the Portfolios, excluding the U.S. Government Money Market Portfolio, charge a 2% fee on the value of shares that are redeemed within 30 days of purchase.   Such fees are paid directly to the Portfolio from which the redemption is made.   Please see the Trust’s prospectus for additional details.

     The following is a summary of significant accounting policies consistently followed by each Portfolio:

        (a)

        Valuation of Investments

     Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.   Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of may which include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.   As of February 28, 2005, the Health & Biotechnology Portfolio held two securities for which market quotations were not readily available.   The securities are identified as “Restricted Securities” in the preceding portfolio presentations and are discussed in detail in Note 5.   The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries in which International Equity and Health & Biotechnology may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2005 (Unaudited)(Continued)

(b)  Federal Income Tax

     It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.

     Capital loss carry forwards, as of each Portfolio’s most recent tax year-end, available to offset future capital gains, if any, are as follows:

Portfolio	2008	2009	2010	2011	2012	Total
Large Capitalization Value	$ ---	$ ---	$13,922,416	$ ---	$ ---	$13,922,416
Large Capitalization Growth	---	6,457,884	---	14,577,320	---	21,035,204
Mid Cap	---	---	2,607,480	---	---	2,607,480
Small Capitalization	---	---	---	---	---	---
International Equity	420,331	1,875,007	---	2,217,243	3,623,130	8,135,711
Health & Biotechnology	---	36,499,234	48,140,956	43,129,921	---	127,770,111
Technology & Communications	---	243,723,545	21,735,497	4,968,416	---	270,427,458
Energy & Basic Materials	---	---	1,245,871	30,311	---	1,276,182
Financial Services	---	---	---	---	---	---
Investment Quality Bond	---	---	---	---	---	---
Municipal Bond	---	---	---	---	---	---
U.S. Government Money Market	---	---	---	---	750	750

      (c) Security Transactions and Other Income

     Security transactions are recorded on the trade date.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     As a result of capital loss carry forward limitations, net operating losses, unrealized appreciation (depreciation) from acquired funds and other reclassifications as of the Portfolios’ most recent tax year-ends, paid in capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments and foreign currency transactions were adjusted as follows:

Portfolio	Increase (Decrease) in Paid in Capital	Increase (Decrease) in Undistributed Net Investment Income (Loss)	Increase (Decrease) in Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	Increase (Decrease) in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions
Large Capitalization Value	$(60,000)	$60,000	$ ---	$ ---
Large Capitalization Growth	(416,195)	416,195	---	---
Mid Cap	(446,363)	373,468	72,884	11
Small Capitalization	(9,647)	107,929	(98,282)	---
International Equity	---	---	---	---
Health & Biotechnology	(1,228,896)	1,119,432	109,464	---
Technology & Communications	(992,442)	956,794	35,320	328
Energy & Basic Materials	(86,328)	86,362	---	(34)
Financial Services	(68,178)	68,178	---	---
Investment Quality Bond	---	---	---	---
Municipal Bond	(5,109)	1,631	3,478	---
U.S. Government Money Market	(1,250)	549	701	---

Net assets were unaffected by the above reclassifications.

(d) Dividends and Distributions

     The following table summarizes each Portfolio’s dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Cap	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communications	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Daily – paid monthy	Annually
Municipal Bond	Daily – paid monthy	Annually
U.S. Government Money Market	Daily – paid monthly	Annually

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2005 (Unaudited)(Continued)

     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

(e) Allocation of Expenses

     Expenses specifically attributable to a particular Portfolio are borne by that Portfolio.  Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

(f) Repurchase Agreements

     The Trust, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price.  The Manager is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price.  In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds toward satisfaction of the obligation.

(g) Other

     The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.   Actual results could differ from those estimates.

     The accounting records are maintained in U.S. dollars.   All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded.    In addition, certain of the Portfolios may enter into forward foreign currency contracts.   These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss.   Realized gains or losses are recognized when contracts are settled.

2.

MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio's average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Cap and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; and 0.475% for U.S. Government Money Market.

     For the six months ended February 28, 2005, the Manager waived $37,223 for Investment Quality Bond, $19,489 for Municipal Bond, $44,145 for U.S. Government Money Market, $22,917 for Health & Biotechnology,  $26,327 for Technology & Communications, $23,582 for Energy & Basic Materials and $25,005 for Financial Services. For the six months ended February 28 , 200 5 , the Manager reimbursed $3,418 for Municipal Bond and $3,866 for Financial Services.

     (b) For providing administration services to the Portfolios, the Administrator will receive from each Portfolio a monthly fee calculated at an annual rate of 0.10% of average daily net assets, subject to certain minimum requirements (exclusive of out-of-pocket administration expenses).

     (c) The Portfolios have adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the distribution of Class A, B and C shares of the Portfolios.  The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares.  Up to 0.25% of average daily net assets may be paid directly to the Manager for support services.  A portion of the fee pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.    The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.   For the six months ended February 28, 2005, the Distributor waived $4,599 in fees for the U.S. Government Money Market Portfolio.

     Class A shares are offered at net asset value plus a maximum sales load of 5.75%.   Class B shares are offered subject to a maximum contingent deferred sales charge (“CDSC”) of 5.00% and will automatically convert to Class I shares after eight years.   Class C shares are offered subject to a CDSC of 1.00% and, prior to January 1, 2003, had been subject to a maximum sales load of 1.00%.   Class I shares are offered at net asset value.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2005 (Unaudited)(Continued)

     For the six months ended February 28, 2005, the Distributor, Aquaruis Fund Distibutors, LLC (“AFD”) received sales charges on sales of the Portfolios’ Class A shares.   In addition, CDSCs were paid to the Manager for Class C shares.   The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

	Distributor Sales Charges	CDSCs
Portfolio	Class A	Class C
Large Capitalization Value	$ ---	$ 358
Large Capitalization Growth	---	128
Mid Cap	143	57
Small Capitalization	---	44
International Equity	---	39
Health & Biotechnology	335	35
Technology & Communications	298	29
Energy & Basic Materials	296	9
Financial Services	---	20
Investment Quality Bond	---	55
Municipal Bond	---	---
U.S. Government Money Market	---	52

     (d) The Trust and the Manager have entered into an Excess Expense Agreement (the “Expense Agreement”).  In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”).  The annual expense caps in effect at February 28, 2005 for each portfolio were:  2.00%, 3.00% and 3.00% for Class I, B and C shares respectively, of Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 2.30%, 3.30% and 3.30% for Class I, B and C shares, respectively, of International Equity; 1.40%, 2.40% and 2.40% for Class I, B and C shares, respectively, of Investment Quality Bond and Municipal Bond; 1.25%, 2.25% and 2.25% for Class I, B and C shares, respectively, of U.S. Government Money Market; 2.70%, 3.30%, 3.30% and 2.30% for Class A, B, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; and 2.40%, 3.00%, 3.00% and 2.00% for Class A, B, C and I shares, respectively, of Mid Cap.  Under the terms of the Expense Agreement, expenses borne by the Manager for the Large Capitalization Value, Large Capitalization Growth, Small Capitalization, International Equity, Investment Quality Bond, Municipal Bond and U.S. Government Money Market Portfolios are subject to reimbursement by the portfolios for up to five years from the date the fee or expense was incurred and expenses borne by the Manager for the Mid Cap, Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services Portfolios are subject to reimbursement by the portfolios for up to three years from the date the fee or expense was incurred.   Expenses borne by the Manager after December 31, 2002, for all of the portfolios of the Trust, are subject to reimbursement for up to three years from the date the fee or expense was incurred.   No reimbursement will be made if it would result in the portfolio exceeding its Expense Cap.   The Expense Agreement may be terminated by either party, without penalty, upon receipt of 60 days prior notice.  For the six months ended February 28, 2005, no reimbursement payments were made to the Manager under the terms of the Expense Agreement.

3.

INVESTMENT TRANSACTIONS

     (a) For the six months ended February 28, 2005, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios’ were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$22,942,955	$31,550,964
Large Capitalization Growth	7,523,565	13,103,122
Mid Cap	13,630,709	18,714,353
Small Capitalization	1,592,743	4,437,195
International Equity	5,799,899	7,385,006
Health & Biotechnology	22,329,683	36,702,852
Technology & Communications	10,596,358	15,411,479
Energy & Basic Materials	2,682,826	3,356,141
Financial Services	1,370,817	1,667,569
Investment Quality Bond	6,403,657	8,557,296
Municipal Bond	1,202,586	2,337,258

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2005 (Unaudited)(Continued)

(b) At February 28, 2005, the composition of unrealized appreciation (depreciation) of investment securities for the Portfolios’ were as follows:

	Federal
Portfolio	Tax Cost	Appreciation	Depreciation	Net
Large Capitalization Value	$50,597,048	$9,638,037	$(1,211,059)	$8,426,978
Large Capitalization Growth	30,205,298	5,708,931	(670,265)	5,038,666
Mid Cap	31,953,132	6,533,673	(958,804)	5,574,869
Small Capitalization	15,504,820	8,421,301	(502,936)	7,918,365
International Equity	10,639,940	1,739,286	(87,084)	1,652,202
Health & Biotechnology	44,732,200	9,901,013	(4,521,518)	5,379,495
Technology & Communications	18,537,885	7,361,125	(158,902)	7,202,223
Energy & Basic Materials	5,614,393	2,273,899	(32,428)	2,241,471
Financial Services	3,578,513	399,238	(82,469)	316,769
Investment Quality Bond	16,003,084	251,968	(132,305)	119,663
Municipal Bond	6,752,950	249,876	(3,725)	246,151

(c) At February 28, 2005, the Health & Biotechnology Portfolio had open forward foreign currency contracts. The Portfolio bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Australian Dollar	860,000	$677,865	5/25/05	$21,754
British Pound	270,000	517,408	5/25/05	16,396
Danish Krone	2,900,000	518,168	5/25/05	9,396
Euro	200,000	265,921	5/25/05	771
Japanese Yen	74,000,000	714,679	5/25/05	(4,378)
Swiss Franc	1,230,000	1,068,078	5/25/05	6,551
				50,490
To Sell:
Australian Dollar	860,000	677,865	5/25/05	(11,477)
British Pound	970,000	1,858,847	5/25/05	(75,858)
Danish Krone	900,000	160,811	5/25/05	33
Euro	200,000	265,921	5/25/05	(1,396)
Japanese Yen	21,000,000	202,814	5/25/05	3,361
Swiss Franc	3,700,000	3,212,916	5/25/05	(5,890)
				(91,227)

Net Unrealized Gain (Loss) on Open Forward Foreign Currency Contracts				$(40,737)

      (d) Certain Portfolios may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

      Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily.  When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid.  When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

      Certain Portfolios may write covered call options.  This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

      When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received.  When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

      The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

      The Portfolios may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

NOTES TO FINANCIAL STATEMENTS

 Six Months Ended February 28, 2005 (Unaudited)(Continued)

4.    AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $.01 par value per share.  For the periods indicated, transactions were as follows:

	Class I Shares		Class B Shares		Class C Shares
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28, 2005	Year Ended August 31, 2004	February 28, 2005	Year Ended August 31, 2004	February 28, 2005	Year Ended August 31, 2004
Large Capitalization Value
Issued	119,440	530,979	7,083	63,312	12,229	20,428
Redeemed	(644,180)	(957,872)	(13,788)	(36,499)	(22,011)	(42,772)
Net Increase (Decrease) in Shares	(524,740)	(426,893)	(6,705)	26,813	(9,782)	(22,344)

Large Capitalization Growth
Issued	150,594	575,668	1,085	21,567	13,274	18,950
Redeemed	(597,286)	(831,430)	(4,687)	(15,440)	(20,414)	(36,283)
Net Increase (Decrease) in Shares	(446,692)	(255,762)	(3,602)	6,127	(7,140)	(17,333)

Small Capitalization
Issued	65,285	407,257	8,437	23,476	7,062	10,716
Redeemed	(312,300)	(815,321)	(6,696)	(14,356)	(11,890)	(23,966)
Reinvested from Dividends	1,437	32,342	33	430	75	1,649
Net Increase (Decrease) in Shares	(245,578)	(375,722)	1,774	9,550	(4,753)	(11,601)

International Equity
Issued	75,240	2,118,046	738	11,326	3,528	67,264
Redeemed	(219,089)	(4,106,704)	(2,703)	(1,592)	(9,301)	(156,858)
Net Increase (Decrease) in Shares	(143,849)	(1,988,658)	(1,965)	9,734	(5,773)	(89,594)

Investment Quality Bond
Issued	87,679	1,133,681	974	3,989	15,405	50,018
Redeemed	(339,302)	(1,734,413)	(132)	(20,432)	(16,122)	(97,782)
Reinvested from Dividends	45,701	124,806	207	650	3,273	9,335
Net Increase (Decrease) in Shares	(205,922)	(475,926)	1,049	(15,793)	2,556	(38,429)

Municipal Bond
Issued	113,658	361,334	97	3,534	67	3,452
Redeemed	(247,552)	(190,164)	---	--	(54)	(15,272)
Reinvested from Dividends	13,978	21,107	77	40	557	884
Net Increase (Decrease) in Shares	(119,916)	192,277	174	3,574	570	(10,936)

U.S. Government Money Market
Issued	10,237,559	23,945,654	91528	152,873	134,758	893,632
Redeemed	(13,725,280)	(30,696,133)	(40,076)	(137,466)	(158,632)	(2,564,489)
Reinvested from Dividends	74,976	9,385	902	79	2,664	312
Net Increase (Decrease) in Shares	(3,412,745)	(6,741,094)	52,354	15,486	(21,210)	(1,670,545)

	Class I Shares		Class A Shares
	Six Months Ended		Six Months Ended
	February 28, 2005	Year Ended August 31, 2004	February 28, 2005	Year Ended August 31, 2004
Health & Biotechnology
Issued	20,142	59,781	4,996	40,458
Redeemed	(16,415)	(5,168)	(321,373)	(790,508)
Net Increase (Decrease) in Shares	3,727	54,613	(316,377)	(750,050)

Technology & Communications
Issued	30,542	392,985	7,942	25,213
Redeemed	(17,435)	(301,063)	(319,455)	(642,879)
Net Increase (Decrease) in Shares	13,107	91,922	(311,513)	(154,738)

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2005 (Unaudited)(Continued)

	Class I Shares		Class A Shares
	Six Months Ended		Six Months Ended
	February 28, 2005	Year Ended August 31, 2004	February 28, 2005	Year Ended August 31, 2004
Energy & Basic Materials
Issued	23,354	81,076	4,046	3,684
Redeemed	(12,659)	(5,756)	(18,642)	(44,901)
Net Increase (Decrease) in Shares	10,695	75,320	(14,596)	(41,217)

Financial Services
Issued	15,082	59,595	118	571
Redeemed	(5,801)	(7,746)	(12,913)	(49,305)
Reinvested from Dividends	3,936	---	4,389	---
Net Increase (Decrease) in Shares	13,217	51,849	(8,406)	(48,734)

Mid Cap
Issued	109,442	434,281	7,351	9,071
Redeemed	(135,126)	(44,999)	(127,471)	(469,274)
Reinvested from Dividends	62,541	---	43,652	---
Net Increase (Decrease) in Shares	36,857	389,282	(76,468)	(460,203)

	Class B Shares		Class C Shares
	Six Months Ended		Six Months Ended
	February 28, 2005	Year Ended August 31, 2004	February 28, 2005	Year Ended August 31, 2004
Health & Biotechnology
Issued	8,240	17,760	8,835	6,828
Redeemed	(428,863)	(976,111)	(179,415)	(470,715)
Net Increase (Decrease) in Shares	(420,623)	(958,351)	(170,580)	(463,887)

Technology & Communications
Issued	6,868	31,144	2,166	43,421
Redeemed	(346,117)	(601,406)	(49,139)	(137,747)
Net Increase (Decrease) in Shares	(339,249)	(570,262)	(46,973)	(94,326)

Energy & Basic Materials
Issued	8,028	11,636	823	2,423
Redeemed	(14,172)	(54,483)	(457)	--
Net Increase (Decrease) in Shares	(6,144)	(42,847)	366	2,423

Financial Services
Issued	5,231	16,517	1,273	1,879
Redeemed	(27,094)	(62,580)	(2,189)	(20,130)
Reinvested from Dividends	8,264	---	459	---
Net Increase (Decrease) in Shares	(13,599)	(46,063)	(457)	(18,251)

Mid Cap
Issued	4,651	39,251	10,066	15,315
Redeemed	(59,794)	(107,184)	(10,644)	(10,073)
Reinvested from Dividends	28,851		8,688
Net Increase (Decrease) in Shares	(26,292)	(67,933)	8,110	5,242

NOTES TO FINANCIAL STATEMENTS

 Six Months Ended February 28, 2005 (Unaudited)(Continued)

5.   RESTRICTED SECURITIES

     A restricted security is a security purchased through a private offering and cannot be resold to the public without prior registration under the Securities Act of 1933.   Disposal of these securities may involve time-consuming negotiations and expense, and a prompt sale at an acceptable price may be difficult.   The issuers of the securities will bear any costs involved in registration under the Securities Act of 1933 in connection with the disposition of such securities.   The Portfolios do not have the right to demand that such securities be registered.   Restricted securities are valued at the direction of a Portfolios’ Board of Trustees; the securities are restricted as to resale and have been valued in good faith, taking into consideration the appropriate economic, financial and other pertinent available information on the restricted security.   The table below shows the securities held at February 28, 2005 that are being valued by the Portfolios’ Board of Trustees:

Portfolio	Security	Shares	Acquisition Date	Cost	Value Per Unit	2/28/05 Fair Value	% of Net Assets
Health & Biotechnology	Aderis Pharmaceuticals, Inc. Series D	318,182	2/7/01	$3,500,002	$10.02	$3,187,116	6.34%
Health & Biotechnology	Migenix Inc.	401,335	8/22/00	3,010,012	0.55	97,702	0.19%

     Because of the inherent uncertainty of valuation, these values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material.

6.   SECURITIES LENDING

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Under an agreement with the Bank of New York Co., Inc. (“BONY”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees.    Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures.   A portion of the income generated by the investment in the collateral, net of any rebates paid by BONY to the borrowers, is remitted to BONY as lending agent, and the remainder is paid to the Portfolios.   Generally, in the event of a counter-party default, each Portfolio has the right to use the collateral to offset the losses incurred.   There would be a potential loss to a Portfolio in the event such Portfolio is delayed or prevented from exercising its right to dispose of the collateral.

    At February 28, 2005, the following portfolios had securities on loan:

Portfolio	Market Value of Loaned Securities	Market Value of Collateral

Large Capitalization Value	$6,012,726	$6,334,814
Large Capitalization Growth	2,285,814	2,393,685
Mid Cap	6,930,795	7,129,041
Small Capitalization	5,831,143	6,066,737
Health & Biotechnology	3,754,412	3,902,117
Technology & Communications	6,638,352	6,830,956
Investment Quality Bond	3,984,401	4,089,171

  At February 28, 2005, the percentage of total investment income derived from the investment of cash collateral retained by the lending agent, BONY, was as follows:

Portfolio	Percentage of Total Investment Income
Large Capitalization Value	1.27%
Large Capitalization Growth	1.20
Mid Cap	2.46
Small Capitalization	1.87
Health & Biotechnology	1.54
Technology & Communications	4.32
Investment Quality Bond	1.69

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2005 (Unaudited)(Continued)

7.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

    The tax character of dividends paid during the period ended August 31, 2004 was as follows:

Portfolio	Ordinary Income	Tax Exempt Income	Long Term Capital Gains	Total
Large Capitalization Value	$ ---	$ ---	$ ---	$ ---
Large Capitalization Growth	---	---	---	---
Mid Cap	---	---	---	---
Small Capitalization	---	---	430,826	430,826
International Equity	---	---	---	---
Health & Biotechnology	---	---	---	---
Technology & Communications	---	---	---	---
Energy & Basic Materials	---	---	---	---
Financial Services	---	---	---	---
Investment Quality Bond	854,511	---	562,500	1,417,011
Municipal Bond	7,148	201,953	30,022	239,123
U.S. Government Money Market	---	---	10,050	10,050

    The tax character of dividends paid during the period ended August 31, 2003 was as follows:

Portfolio	Ordinary Income	Tax Exempt Income	Long Term Capital Gains	Total
Small Capitalization	$ ---	$ ---	$2,210,000	$2,210,000
Investment Quality Bond	929,092	---	735,000	1,664,092
Municipal Bond	1,895	269,937	36,870	308,402
U.S. Government Money Market	41,037	---	---	41,037

                                                                                   As of each of the Portfolio’s tax year-end, the components of distributable earnings on a tax basis were as follows:

Portfolio	Capital Loss Carry Forwards	Undistributed Long Term Capital Gains	Post October Loss Deferrals	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Unrealized Appreciation (Depreciation)	Total
Large Capitalization Value	$(13,922,416)	$ ---	$ ---	$ ---	$ ---	$4,233,252	$(9,689,164)
Large Capitalization Growth	(21,035,204)	---	---	---	---	(646,009)	(21,681,213)
Mid Cap	(2,607,480)	2,807,024	---	---	---	2,465,662	2,665,206
Small Capitalization	---	19,323	---	---	---	5,928,904	5,948,227
International Equity	(8,135,711)	---	(9,933)	---	---	276,236	(7,869,408)
Health & Biotechnology	(127,770,111)	---	(1,383,197)	---	---	4,408,027	(124,745,281)
Technology & Communications	(270,427,458)	---	---	---	---	4,143,794	(266,283,664)
Energy & Basic Materials	(1,276,182)	---	---	---	---	1,000,197	(275,985)
Financial Services	---	222,529	---	---	---	38,136	260,665
Investment Quality Bond	---	263,373	---	15,633	---	364,897	643,903
Municipal Bond	---	---	(2,362)	---	---	312,791	310,429
U.S. Government Money Market	(750)	---	---	---	---	---	(750)

     The difference between book basis and tax basis distributable earnings, if any, is due primarily to different book and tax year-ends, the tax deferral of losses on wash sales and the tax deferral of losses incurred after October 31.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Cap Portfolio - Class A Shares
	(Unaudited)
	Six Months			July 1,
	Ended	Year Ended	Period Ended	2002(2) to
	February 28,	August 31,	August 31,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)
Net Asset Value, Beginning of Period	$ 11.42	$ 10.38	$ 8.63	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.07)	(0.12)	(0.03)	(0.07)
Net realized and unrealized gain (loss)	2.34	1.16	1.78	(1.30)
Total from investment operations	2.27	1.04	1.75	(1.37)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-
Distributions from realized gains	(1.38)	-	-	-
Total dividends and distributions	(1.38)	-	-	-

Net Asset Value, End of Period	$ 12.31	$ 11.42	$ 10.38	$ 8.63

Total Return*	20.00%	10.02%	20.28%	(13.70)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 24,769	$ 23,842	$ 26,449	$ 22,407
Ratio of net operating expenses to
average net assets (3)(4)	2.24%	2.25%	2.29%	2.72%
Ratio of net investment income to
average net assets (3)(4)	(1.12)%	(1.05)%	(1.03)%	(1.06)%
Portfolio Turnover Rate	38%	76%	19%	71%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Mid Cap Portfolio: 2.24% and (1.12)%, respectively, for the six months ended February 28, 2005; 2.25% and (1.05)%, respectively, for the year ended August 31, 2004; 2.29% and (1.03)%, respectively, for the period ended August 31, 2003; and 2.78% and (1.14)%, respectively, for the period ended April 30, 2003.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Health & Biotechnology Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	April 30,	April 30,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)	2002(1)	2001
Net Asset Value, Beginning of Period	$ 12.50	$ 11.43	$ 11.57	$ 14.94	$ 16.53	$ 17.33
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.09)	(0.15)	(0.05)	(0.19)	(0.26)	(0.32)
Net realized and unrealized gain (loss)	0.75	1.22	(0.09)	(3.18)	(1.33)	0.03
Total from investment operations	0.66	1.07	(0.14)	(3.37)	(1.59)	(0.29)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	-	-	(0.51)
Total dividends and distributions	-	-	-	-	-	(0.51)

Net Asset Value, End of Period	$ 13.16	$ 12.50	$ 11.43	$ 11.57	$ 14.94	$ 16.53

Total Return*	5.28%	9.36%	(1.21)%	(22.56)%	(9.62)%	(2.36)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 16,592	$ 19,718	$ 26,606	$ 30,435	$ 52,964	$ 77,112
Ratio of net operating expenses to
average net assets (2)(3)	2.70%	2.70%	2.70%	2.54%	2.20%	2.00%
Ratio of net investment income to
average net assets (2)(3)	(1.48)%	(1.23)%	(1.15)%	(1.65)%	(1.48)%	(1.55)%
Portfolio Turnover Rate	42%	65%	10%	144%	172%	255%

	Technology & Communications Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	April 30,	April 30,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)	2002(1)	2001
Net Asset Value, Beginning of Period	$ 5.70	$ 6.69	$ 5.38	$ 7.54	$ 16.21	$ 58.99
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.05)	(0.17)	(0.05)	(0.12)	(0.20)	(0.62)
Net realized and unrealized gain (loss)	1.23	(0.82)	1.36	(2.04)	(8.47)	(26.25)
Total from investment operations	1.18	(0.99)	1.31	(2.16)	(8.67)	(26.87)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	-	-	(15.91)
Total dividends and distributions	-	-	-	-	-	(15.91)

Net Asset Value, End of Period	$ 6.88	$ 5.70	$ 6.69	$ 5.38	$ 7.54	$ 16.21

Total Return*	20.70%	(14.80)%	24.35%	(28.65)%	(53.49)%	(57.91)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 12,387	$ 12,034	$ 18,249	$ 15,510	$ 19,736	$ 51,444
Ratio of net operating expenses to
average net assets (2)(4)	2.70%	2.70%	2.70%	2.56%	2.28%	2.00%
Ratio of net investment income to
average net assets (2)(4)	(1.52)%	(2.46)%	(2.57)%	(2.15)%	(1.93)%	(1.54)%
Portfolio Turnover Rate	39%	53%	21%	263%	671%	1045%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 2.78% and (1.57)%, respectively, for the six months ended February 28, 2005; 2.77% and (1.30)%, respectively, for the year ended August 31, 2004; 2.75% and (1.20)%, respectively, for the period ended August 31, 2003; and 2.65% and (1.76)%, respectively, for the year ended April 30, 2003; 2.31% and (1.59)%, respectively, for the year ended April 30, 2002; and 2.22% and (1.77)%, respectively, for the year ended April 30, 2001.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Technology & Communications Portfolio: 2.89% and (1.71)%, respectively, for the six months ended February 28, 2005; 2.72% and (2.49)%, respectively, for the year ended August 31, 2004; 3.06% and (2.93)%, respectively, for the period ended August 31, 2003; and 3.59% and (3.18)%, respectively, for the year ended April 30, 2003; 2.80% and (2.45)%, respectively, for the year ended April 30, 2002; and 2.14% and (1.68)%, respectively, for the year ended April 30, 2001.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Energy & Basic Materials Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	April 30,	April 30,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)	2002(1)	2001
Net Asset Value, Beginning of Period	$ 17.95	$ 14.52	$ 12.94	$ 17.04	$ 20.43	$ 18.62
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.15)	(0.19)	(0.01)	(0.17)	(0.22)	(0.12)
Net realized and unrealized gain (loss)	5.73	3.62	1.59	(3.93)	(1.63)	3.18
Total from investment operations	5.58	3.43	1.58	(4.10)	(1.85)	3.06
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	-	(1.54)	(1.25)
Total dividends and distributions	-	-	-	-	(1.54)	(1.25)

Net Asset Value, End of Period	$ 23.53	$ 17.95	$ 14.52	$ 12.94	$ 17.04	$ 20.43

Total Return*	31.09%	23.62%	12.21%	(24.06)%	(7.14)%	18.83%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 2,363	$ 2,066	$ 2,269	$ 2,221	$ 4,490	$ 8,163
Ratio of net operating expenses to
average net assets (2)(3)	2.70%	2.70%	2.70%	2.54%	2.29%	2.00%
Ratio of net investment income to
average net assets (2)(3)	(1.49)%	(1.20)%	(0.28)%	(1.18)%	(1.39)%	(0.93)%
Portfolio Turnover Rate	38%	88%	22%	705%	835%	476%

	Financial Services Portfolio - Class A Shares
	(Unaudited)
	Six Months					August 1,
	Ended	Year Ended	Period Ended	Year Ended	Year Ended	2000(5) to
	February 28,	August 31,	August 31,	April 30,	April 30,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)	2002(1)	2001
Net Asset Value, Beginning of Period	$ 11.63	$ 11.02	$ 9.97	$ 11.40	$ 10.92	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.08)	(0.15)	(0.04)	(0.07)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	1.23	0.76	1.09	(1.36)	0.56	0.98
Total from investment operations	1.15	0.61	1.05	(1.43)	0.48	0.97
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	(0.69)	-	-	-	-	(0.05)
Total dividends and distributions	(0.69)	-	-	-	-	(0.05)

Net Asset Value, End of Period	$ 12.09	$ 11.63	$ 11.02	$ 9.97	$ 11.40	$ 10.92

Total Return*	9.62%	5.54%	10.53%	(12.54)%	4.40%	9.71%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 1,119	$ 1,174	$ 1,650	$ 1,684	$ 2,956	$ 5,883
Ratio of net operating expenses to
average net assets (2)(4)	2.70%	2.70%	2.70%	2.55%	2.30%	2.00%
Ratio of net investment income to
average net assets (2)(4)	(1.24)%	(1.27)%	(1.22)%	(0.73)%	(0.74)%	(0.13)%
Portfolio Turnover Rate	35%	199%	32%	67%	55%	21%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 3.34% and (2.13)%, respectively, for the six months ended February 28, 2005; 3.33% and (1.83)%, respectively, for the year ended August 31, 2004; 4.37% and (1.95)%, respectively, for the period ended August 31, 2003; and 4.40% and (3.04)%, respectively, for the year ended April 30, 2003; 3.86% and (2.96)%, respectively, for the year ended April 30, 2002; and 3.73% and (2.66)%, respectively, for the year ended April 30, 2001.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Financial Services  Portfolio: 4.15% and (2.68)%, respectively, for the six months ended February 28, 2005; 3.53% and (2.09)%, respectively, for the year ended August 31, 2004; 2.70% and (1.22)%, respectively, for the period ended August 31, 2003; and 6.44% and (4.62)%, respectively, for the year ended April 30, 2003; 4.96% and (3.40)%, respectively, for the year ended April 30, 2002; 4.65% and (2.78)%, respectively, for the period ended April 30, 2001.

(5) Commencement of offering.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2005(1)	2004(1)	2003(1)	2002	2001	2000
Net Asset Value, Beginning of Period	$ 15.68	$ 14.13	$ 12.63	$ 18.89	$ 18.25	$ 20.50
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.08)	(0.16)	(0.13)	0.04	(0.10)	0.13
Net realized and unrealized gain (loss)	1.76	1.71	1.63	(4.69)	1.31	(0.41)
Total from investment operations	1.68	1.55	1.50	(4.65)	1.21	(0.28)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	(0.11)	(0.17)
Distributions from realized gains	-	-	-	(1.61)	(0.46)	(1.80)
Total dividends and distributions	-	-	-	(1.61)	(0.57)	(1.97)

Net Asset Value, End of Period	$ 17.36	$ 15.68	$ 14.13	$ 12.63	$ 18.89	$ 18.25

Total Return*	10.72%	10.97%	11.88%	(26.71)%	6.63%	(1.33)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 3,141	$ 2,942	$ 2,273	$ 652	$ 1,186	$ 1,280
Ratio of net operating expenses to
average net assets (2)(3)	2.65%	2.73%	2.96%	2.40%	1.86%	1.78%
Ratio of net investment income to
average net assets (2)(3)	(0.98)%	(1.01)%	(1.05)%	(0.73)%	(0.30)%	(0.03)%
Portfolio Turnover Rate	39%	92%	85%	84%	86%	90%

	Large Cap Growth Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2005(1)	2004(1)	2003(1)	2002	2001	2000
Net Asset Value, Beginning of Period	$ 11.20	$ 12.15	$ 10.96	$ 14.71	$ 32.99	$ 26.75
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.11)	(0.23)	(0.22)	(0.10)	(0.32)	(0.13)
Net realized and unrealized gain (loss)	1.24	(0.72)	1.41	(3.61)	(14.78)	8.03
Total from investment operations	1.13	(0.95)	1.19	(3.71)	(15.10)	7.90
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	(0.04)	(3.18)	(1.66)
Total dividends and distributions	-	-	-	(0.04)	(3.18)	(1.66)

Net Asset Value, End of Period	$ 12.33	$ 11.20	$ 12.15	$ 10.96	$ 14.71	$ 32.99

Total Return*	10.09%	(7.82)%	10.86%	(25.29)%	(48.78)%	30.22%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 334	$ 344	$ 298	$ 547	$ 1,140	$ 2,801
Ratio of net operating expenses to
average net assets (2)(4)	2.71%	2.66%	3.00%	2.40%	1.85%	1.67%
Ratio of net investment income to
average net assets (2)(4)	(1.87)%	(1.93)%	(2.07)%	(1.55)%	(1.17)%	(1.16)%
Portfolio Turnover Rate	21%	129%	60%	32%	36%	33%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Large Cap Value Portfolio: 2.65% and (0.98)%, respectively, for the six months ended February 28, 2005; 2.73% and (1.01)%, respectively, for the year ended August 31, 2004; 2.96% and (1.05)%, respectively, for the year ended August 31, 2003; 2.50% and (0.83)%, respectively, for the year ended August 31, 2002; 1.86% and (0.30)%, respectively, for the year ended August 31, 2001; and 1.78% and (0.03)%, respectively, for the year ended August 31, 2000.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Large Cap Growth Portfolio: 2.71% and (1.87)%, respectively, for the six months ended February 28, 2005; 2.66% and (1.93)%, respectively, for the year ended August 31, 2004; 3.01% and (2.08)%, respectively, for the year ended August 31, 2003; 2.51% and (1.66)%, respectively, for the year ended August 31, 2002; 1.90% and (1.17)%, respectively, for the year ended August 31, 2001; and 1.72% and (1.11)%, respectively, for the year ended August 31, 2000.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Cap Portfolio - Class B Shares
	(Unaudited)
	Six Months			July 1,
	Ended	Year Ended	Period Ended	2002(2) to
	February 28,	August 31,	August 31,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)
Net Asset Value, Beginning of Period	$ 11.26	$ 10.30	$ 8.58	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.10)	(0.18)	(0.05)	(0.11)
Net realized and unrealized gain (loss)	2.31	1.14	1.77	(1.31)
Total from investment operations	2.21	0.96	1.72	(1.42)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-
Distributions from realized gains	(1.38)	-	-	-
Total dividends and distributions	(1.38)	-	-	-

Net Asset Value, End of Period	$ 12.09	$ 11.26	$ 10.30	$ 8.58

Total Return*	19.75%	9.32%	20.05%	(14.20)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 3,349	$ 3,417	$ 3,824	$ 3,409
Ratio of net operating expenses to
average net assets (3)(4)	2.84%	2.85%	2.89%	3.04%
Ratio of net investment income to
average net assets (3)(4)	(1.73)%	(1.65)%	(1.63)%	(1.57)%
Portfolio Turnover Rate	38%	76%	19%	71%

	Small Cap Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2005(1)	2004(1)	2003(1)	2002	2001	2000
Net Asset Value, Beginning of Period	$ 12.22	$ 10.73	$ 9.86	$ 11.74	$ 12.70	$ 10.04
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.10)	(0.16)	(0.15)	(0.04)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	1.75	1.87	1.84	(0.66)	0.30	2.84
Total from investment operations	1.65	1.71	1.69	(0.70)	0.19	2.78
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	(0.01)	(0.22)	(0.82)	(1.18)	(1.15)	(0.12)
Total dividends and distributions	(0.01)	(0.22)	(0.82)	(1.18)	(1.15)	(0.12)

Net Asset Value, End of Period	$ 13.86	$ 12.22	$ 10.73	$ 9.86	$ 11.74	$ 12.70

Total Return*	13.53%	16.05%	18.80%	(6.42)%	2.62%	28.17%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 470	$ 393	$ 242	$ 409	$ 422	$ 436
Ratio of net operating expenses to
average net assets (3)(5)	2.70%	2.61%	2.96%	2.43%	2.08%	2.04%
Ratio of net investment income to
average net assets (3)(5)	(1.48)%	(1.40)%	(1.62)%	(1.26)%	(0.92)%	(1.11)%
Portfolio Turnover Rate	7%	11%	20%	17%	96%	59%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Mid Cap Portfolio: 2.84% and (1.73)%, respectively, for the six months ended February 28, 2005; 2.85% and (1.65)%, respectively, for the year ended August 31, 2004; 2.89% and (1.63)%, respectively, for the period ended August 31, 2003; and 3.06% and (1.59)%, respectively, for the period ended April 30, 2003.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Small Cap Portfolio: 2.70% and (1.48)%, respectively, for the six months ended February 28, 2005; 2.61% and (1.40)%, respectively, for the year ended August 31, 2004; 2.96% and (1.62)%, respectively, for the year ended August 31, 2003; 2.61% and (1.44)%, respectively, for the year ended August 31, 2002; 2.09% and (0.92)%, respectively, for the year ended August 31, 2001; and 2.07% and (1.08)%, respectively, for the year ended August 31, 2000.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2005(1)	2004(1)	2003(1)	2002	2001	2000
Net Asset Value, Beginning of Period	$ 8.33	$ 6.94	$ 6.86	$ 8.87	$ 15.41	$ 13.09
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.09)	(0.06)	(0.11)	(0.01)	(0.10)	-
Net realized and unrealized gain (loss)	1.70	1.45	0.19	(2.00)	(5.19)	2.58
Total from investment operations	1.61	1.39	0.08	(2.01)	(5.29)	2.58
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	(0.08)
Distributions from realized gains	-	-	-	-	(1.25)	(0.18)
Total dividends and distributions	-	-	-	-	(1.25)	(0.26)

Net Asset Value, End of Period	$ 9.94	$ 8.33	$ 6.94	$ 6.86	$ 8.87	$ 15.41

Total Return*	19.33%	20.03%	1.17%	(22.66)%	(36.40)%	19.71%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 131	$ 126	$ 38	$ 132	$ 285	$ 420
Ratio of net operating expenses to
average net assets (2)(3)	3.00%	3.30%	3.30%	2.51%	1.99%	2.02%
Ratio of net investment income to
average net assets (2)(3)	(1.94)%	(0.94)%	(1.24)%	(1.03)%	(0.95)%	(0.67)%
Portfolio Turnover Rate	49%	183%	385%	24%	45%	45%

	Health & Biotechnology Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	April 30,	April 30,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)	2002(1)	2001
Net Asset Value, Beginning of Period	$ 12.11	$ 11.14	$ 11.29	$ 14.67	$ 16.33	$ 17.28
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.13)	(0.22)	(0.07)	(0.26)	(0.36)	(0.42)
Net realized and unrealized gain (loss)	0.73	1.19	(0.08)	(3.12)	(1.30)	(0.02)
Total from investment operations	0.60	0.97	(0.15)	(3.38)	(1.66)	(0.44)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	-	-	(0.51)
Total dividends and distributions	-	-	-	-	-	(0.51)

Net Asset Value, End of Period	$ 12.71	$ 12.11	$ 11.14	$ 11.29	$ 14.67	$ 16.33

Total Return*	4.95%	8.71%	(1.33)%	(23.04)%	(10.17)%	(3.24)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 25,019	$ 28,932	$ 37,288	$ 40,997	$ 70,851	$ 89,831
Ratio of net operating expenses to
average net assets (2)(4)	3.30%	3.30%	3.30%	3.14%	2.79%	2.60%
Ratio of net investment income to
average net assets (2)(4)	(2.08)%	(1.83)%	(1.75)%	(2.25)%	(2.08)%	(2.14)%
Portfolio Turnover Rate	42%	65%	10%	144%	172%	255%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the International Equity Portfolio: 3.00% and (1.94)%, respectively, for the six months ended February 28, 2005; 3.44% and (1.08)%, respectively, for the year ended August 31, 2004; 3.50% and (1.44)%, respectively, for the year ended August 31, 2003; 3.01% and (1.53)%, respectively, for the year ended August 31, 2002; 2.18% and (0.95)%, respectively, for the year ended August 31, 2001; and 2.18% and (0.51)%, repectively, for the year ended August 31, 2000.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 3.38% and (2.16)%, respectively, for the six months ended February 28, 2005; 3.37% and (1.90)%, respectively, for the year ended August 31, 2004; 3.35% and (1.80)%, respectively, for the period ended August 31, 2003; and 3.25% and (2.36)%, respectively, for the year ended April 30, 2003; 2.91% and (2.20)%, respectively, for the year ended April 30, 2002; and 2.81% and (2.35)%, respectively, for the year ended April 30, 2001.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	April 30,	April 30,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)	2002(1)	2001
Net Asset Value, Beginning of Period	$ 5.43	$ 6.41	$ 5.17	$ 7.29	$ 15.81	$ 58.35
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.07)	(0.20)	(0.06)	(0.15)	(0.26)	(0.63)
Net realized and unrealized gain (loss)	1.18	(0.78)	1.30	(1.97)	(8.26)	(26.00)
Total from investment operations	1.11	(0.98)	1.24	(2.12)	(8.52)	(26.63)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	-	-	(15.91)
Total dividends and distributions	-	-	-	-	-	(15.91)

Net Asset Value, End of Period	$ 6.54	$ 5.43	$ 6.41	$ 5.17	$ 7.29	$ 15.81

Total Return*	20.44%	(15.29)%	23.98%	(29.08)%	(53.89)%	(58.17)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 11,833	$ 11,674	$ 17,434	$ 14,821	$ 24,500	$ 66,333
Ratio of net operating expenses to
average net assets (2)(3)	3.30%	3.30%	3.30%	3.16%	2.88%	2.60%
Ratio of net investment income to
average net assets (2)(3)	(2.13)%	(3.06)%	(3.17)%	(2.75)%	(2.53)%	(2.13)%
Portfolio Turnover Rate	39%	53%	21%	263%	671%	1045%

	Energy & Basic Materials Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	April 30,	April 30,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)	2002(1)	2001
Net Asset Value, Beginning of Period	$ 17.38	$ 14.15	$ 12.63	$ 16.73	$ 20.26	$ 18.58
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.20)	(0.28)	(0.04)	(0.25)	(0.31)	(0.18)
Net realized and unrealized gain (loss)	5.53	3.51	1.56	(3.85)	(1.68)	3.11
Total from investment operations	5.33	3.23	1.52	(4.10)	(1.99)	2.93
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	-	(1.54)	(1.25)
Total dividends and distributions	-	-	-	-	(1.54)	(1.25)

Net Asset Value, End of Period	$ 22.71	$ 17.38	$ 14.15	$ 12.63	$ 16.73	$ 20.26

Total Return*	30.67%	22.83%	12.03%	(24.51)%	(7.91)%	18.15%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 3,571	$ 2,840	$ 2,918	$ 2,868	$ 4,977	$ 6,317
Ratio of net operating expenses to
average net assets (2)(4)	3.30%	3.30%	3.30%	3.14%	2.90%	2.60%
Ratio of net investment income to
average net assets (2)(4)	(2.09)%	(1.80)%	(0.88)%	(1.78)%	(2.01)%	(1.50)%
Portfolio Turnover Rate	38%	88%	22%	705%	835%	476%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Technology & Communications Portfolio: 3.49% and (2.32)%, respectively, for the six months ended February 28, 2005; 3.32% and (3.09)%, respectively, for the year ended August 31, 2004; 3.66% and (3.53)%, respectively, for the period ended August 31, 2003; 4.19% and (3.78)%, respectively, for the year ended April 30, 2003; 3.41% and (3.06)%, respectively, for the year ended April 30, 2002; and 2.75% and (2.29)%, respectively, for the year ended April 30, 2001.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 3.94% and (2.73)%, respectively, for the six months ended February 28, 2005; 3.93% and (2.43)%, respectively, for the year ended August 31, 2004; 4.97% and (2.55)%, respectively, for the period ended August 31, 2003; 5.00% and (3.64)%, respectively, for the year ended April 30, 2003; 4.53% and (3.64)%, respectively, for the year ended April 30, 2002; and 4.32% and (3.22)%, respectively, for the year ended April 30, 2001.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class B Shares
	(Unaudited)
	Six Months					August 1,
	Ended	Year Ended	Period Ended	Year Ended	Year Ended	2000(2) to
	February 28,	August 31,	August 31,	April 30,	April 30,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)	2002(1)	2001
Net Asset Value, Beginning of Period	$ 11.36	$ 10.83	$ 9.82	$ 11.30	$ 10.88	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.11)	(0.21)	(0.06)	(0.13)	(0.15)	(0.04)
Net realized and unrealized gain (loss)	1.19	0.74	1.07	(1.35)	0.57	0.97
Total from investment operations	1.08	0.53	1.01	(1.48)	0.42	0.93
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	(0.69)	-	-	-	-	(0.05)
Total dividends and distributions	(0.69)	-	-	-	-	(0.05)

Net Asset Value, End of Period	$ 11.75	$ 11.36	$ 10.83	$ 9.82	$ 11.30	$ 10.88

Total Return*	9.22%	4.89%	10.29%	(13.10)%	3.86%	9.31%
Ratios and Supplemental Data:
Net assets, end of period	$ 1,719	$ 1,815	$ 2,231	$ 2,130	$ 2,895	$ 4,419
Ratio of net operating expenses to
average net assets (3)(4)	3.30%	3.30%	3.30%	3.15%	2.94%	2.60%
Ratio of net investment income to
average net assets (3)(4)	(1.85)%	(1.87)%	(1.82)%	(1.33)%	(1.39)%	(0.73)%
Portfolio Turnover Rate	35%	199%	32%	67%	55%	21%

	Investment Quality Bond Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2005(1)	2004(1)	2003(1)	2002	2001	2000
Net Asset Value, Beginning of Period	$ 10.17	$ 10.52	$ 10.70	$ 10.42	$ 9.89	$ 9.88
Income (Loss) from Investment Operations:
Net investment income (loss)	0.07	0.20	0.20	0.53	0.42	0.46
Net realized and unrealized gain (loss)	(0.11)	0.03	0.06	0.18	0.53	0.01
Total from investment operations	(0.04)	0.23	0.26	0.71	0.95	0.47
Dividends and Distributions:
Dividends from net investment income	(0.07)	(0.20)	(0.20)	(0.41)	(0.42)	(0.46)
Distributions from realized gains	(0.18)	(0.38)	(0.24)	(0.02)	-	-
Total dividends and distributions	(0.25)	(0.58)	(0.44)	(0.43)	(0.42)	(0.46)

Net Asset Value, End of Period	$ 9.88	$ 10.17	$ 10.52	$ 10.70	$ 10.42	$ 9.89

Total Return*	(0.40)%	2.34%	2.49%	7.04%	9.80%	4.88%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 101	$ 93	$ 262	$ 453	$ 339	$ 125
Ratio of net operating expenses to
average net assets (3)(5)	2.40%	2.40%	2.40%	2.23%	1.91%	1.92%
Ratio of net investment income to
average net assets (3)(5)	1.50%	1.97%	1.88%	3.87%	4.06%	4.68%
Portfolio Turnover Rate	38%	33%	66%	46%	52%	52%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Financial Services  Portfolio: 4.74% and (3.29)%, respectively, for the six months ended February 28, 2005; 4.13% and (2.69)%, respectively, for the year ended August 31, 2004; 3.30% and (1.82)%, respectively, for the period ended August 31, 2003; 7.04% and (5.22)%, respectively, for the year ended April 30, 2003; 5.60% and (4.05)%, respectively, for the year ended April 30, 2002; 5.32% and (3.45)%, respectively, for the period ended April 30, 2001.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 2.83% and 1.07%, respectively, for the six months ended February 28, 2005; 2.81% and 1.55%, respectively, for the year ended August 31, 2004; 2.70% and 1.58%, respectively, for the year ended August 31, 2003; 2.44% and 3.66%, respectively, for the year ended August 31, 2002; 2.06% and 4.06%, respectively, for the year ended August 31, 2001; and 1.96% and 4.72%, respectively, for the year ended August 31, 2000.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,		August 31,	August 31,	August 31,
	2005(1)		2004(1)		2003(1)		2002	2001	2000
Net Asset Value, Beginning of Period	$ 10.53		$ 10.34		$ 10.63		$ 10.66	$ 10.10	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss)	0.18		0.23		0.24		0.26	0.32	0.34
Net realized and unrealized gain (loss)	(0.11)		0.26		(0.18)		0.04	0.56	0.16
Total from investment operations	0.07		0.49		0.06		0.30	0.88	0.50
Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.24)		(0.24)		(0.31)	(0.32)	(0.34)
Distributions from realized gains	(0.08)		(0.06)		(0.11)		(0.02)	-	(0.06)
Total dividends and distributions	(0.19)		(0.30)		(0.35)		(0.33)	(0.32)	(0.40)

Net Asset Value, End of Period	$ 10.41		$ 10.53		$ 10.34		$ 10.63	$ 10.66	$ 10.10

Total Return*	0.64%		4.80%		0.58%		2.89%	8.85%	5.14%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 53		$ 52		$ 14		$ 24	$ 39	$ 16
Ratio of net operating expenses to
average net assets (2)(3)	2.40%		2.40%		2.40%		2.27%	2.19%	2.19%
Ratio of net investment income to
average net assets (2)(3)	2.03%		2.24%		2.30%		2.97%	3.02%	3.38%
Portfolio Turnover Rate	17%		29%		11%		48%	21%	12%

	U.S. Government Money Market Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,		August 31,	August 31,	August 31,
	2005(1)		2004(1)		2003(1)		2002	2001	2000
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss)	0.00	**	0.00	**	0.00	**	0.01	0.04	0.04
Net realized and unrealized gain (loss)	-		-		-		-	-	-
Total from investment operations	0.00	**	0.00	**	0.00	**	0.01	0.04	0.04
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	-		(0.00)	**	(0.01)	(0.04)	(0.04)
Distributions from realized gains	-		(0.00)	**	-		-	-	-
Total dividends and distributions	(0.00)	**	(0.00)	**	(0.00)	**	(0.01)	(0.04)	(0.04)

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total Return*	0.39%		0.04%		0.04%		0.73%	3.67%	4.10%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 263		$ 211		$ 195		$ 97	$ 109	$ 115
Ratio of net operating expenses to
average net assets (2)(4)	2.25%		2.09%		1.27%		2.07%	1.89%	1.87%
Ratio of net investment income to
average net assets (2)(4)	0.81%		0.00%		0.08%		0.35%	3.56%	4.06%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A	N/A	N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Municipal Bond Portfolio: 3.05% and 1.38%, respectively, for the six months ended February 28, 2005; 2.90% and 1.73%, respectively, for the year ended August 31, 2004; 3.07% and 1.63%, respectively, for the year ended August 31, 2003; 3.38% and 1.86%, respectively, for the year ended August 31, 2002; 2.54% and 3.02%, respectively, for the year ended August 31, 2001; and 3.11% and 2.78%, respectively, for the year ended August 31, 2000.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 2.67% and 0.39%, respectively, for the six months ended February 28, 2005; 3.74% and (1.65)%, respectively, for the year ended August 31, 2004; 2.72% and (1.37)%, respectively, for the year ended August 31, 2003; 2.38% and 0.04%, respectively, for the year ended August 31, 2002; 1.89% and 3.56%, respectively, for the year ended August 31, 2001; and 1.87% and 4.06%, respectively, for the year ended August 31, 2000.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2005(1)	2004(1)	2003(1)	2002	2001	2000
Net Asset Value, Beginning of Period	$ 15.67	$ 14.13	$ 12.63	$ 18.90	$ 18.27	$ 20.52
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.08)	(0.16)	(0.13)	0.03	(0.08)	0.05
Net realized and unrealized gain (loss)	1.76	1.70	1.63	(4.69)	1.28	(0.33)
Total from investment operations	1.68	1.54	1.50	(4.66)	1.20	(0.28)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	(0.11)	(0.17)
Distributions from realized gains	-	-	-	(1.61)	(0.46)	(1.80)
Total dividends and distributions	-	-	-	(1.61)	(0.57)	(1.97)

Net Asset Value, End of Period	$ 17.35	$ 15.67	$ 14.13	$ 12.63	$ 18.90	$ 18.27

Total Return*	10.72%	10.90%	11.88%	(26.75)%	6.62%	(1.39)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 2,642	$ 2,539	$ 2,605	$ 2,740	$ 3,532	$ 3,509
Ratio of net operating expenses to
average net assets (2)(3)	2.65%	2.73%	2.96%	2.41%	1.86%	1.85%
Ratio of net investment income to
average net assets (2)(3)	(0.99)%	(1.01)%	(1.05)%	(0.72)%	(0.30)%	(0.13)%
Portfolio Turnover Rate	39%	92%	85%	84%	86%	90%

	Large Cap Growth Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2005(1)	2004(1)	2003(1)	2002	2001	2000
Net Asset Value, Beginning of Period	$ 11.23	$ 12.19	$ 10.98	$ 14.74	$ 33.05	$ 26.78
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.11)	(0.24)	(0.22)	(0.10)	(0.21)	(0.26)
Net realized and unrealized gain (loss)	1.23	(0.72)	1.43	(3.62)	(14.92)	8.19
Total from investment operations	1.12	(0.96)	1.21	(3.72)	(15.13)	7.93
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	(0.04)	(3.18)	(1.66)
Total dividends and distributions	-	-	-	(0.04)	(3.18)	(1.66)

Net Asset Value, End of Period	$ 12.35	$ 11.23	$ 12.19	$ 10.98	$ 14.74	$ 33.05

Total Return*	9.97%	(7.88)%	11.02%	(25.30)%	(48.78)%	30.30%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 1,659	$ 1,588	$ 1,934	$ 2,051	$ 3,506	$ 7,017
Ratio of net operating expenses to
average net assets (2)(4)	2.71%	2.66%	3.00%	2.40%	1.85%	1.59%
Ratio of net investment income to
average net assets (2)(4)	(1.87)%	(1.93)%	(2.07)%	(1.56)%	(1.17)%	(1.06)%
Portfolio Turnover Rate	21%	129%	60%	32%	36%	33%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Large Cap Value Portfolio: 2.65% and (0.99)%, respectively, for the six months ended February 28, 2005; 2.73% and (1.01)%, respectively, for the year ended August 31, 2004; 2.96% and (1.05)%, respectively, for the year ended August 31, 2003; 2.52% and (0.83)%, respectively, for the year ended August 31, 2002; 1.86% and (0.30)%, respectively, for the year ended August 31, 2001; and 1.85% and (0.13)%, respectively, for the year ended August 31, 2000.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Large Cap Growth Portfolio: 2.71% and (1.87)%, respectively, for the six months ended February 28, 2005; 2.66% and (1.93)%, respectively, for the year ended August 31, 2004; 3.01% and (2.08)%, respectively, for the year ended August 31, 2003; 2.52% and (1.68)%, respectively, for the year ended August 31, 2002; 1.90% and (1.17)%, respectively, for the year ended August 31, 2001; and 1.63% and (1.02)%, respectively, for the year ended August 31, 2000.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Cap Portfolio - Class C Shares
	(Unaudited)
	Six Months			July 1,
	Ended	Year Ended	Period Ended	2002(2) to
	February 28,	August 31,	August 31,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)
Net Asset Value, Beginning of Period	$ 11.25	$ 10.29	$ 8.57	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.10)	(0.19)	(0.05)	(0.11)
Net realized and unrealized gain (loss)	2.30	1.15	1.77	(1.32)
Total from investment operations	2.20	0.96	1.72	(1.43)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-
Distributions from realized gains	(1.38)	-	-	-
Total dividends and distributions	(1.38)	-	-	-

Net Asset Value, End of Period	$ 12.07	$ 11.25	$ 10.29	$ 8.57

Total Return*	19.68%	9.33%	20.07%	(14.30)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 1,011	$ 851	$ 725	$ 583
Ratio of net operating expenses to
average net assets (3)(4)	2.84%	2.85%	2.89%	3.08%
Ratio of net investment income to
average net assets (3)(4)	(1.73)%	(1.65)%	(1.63)%	(1.60)%
Portfolio Turnover Rate	38%	76%	19%	71%

	Small Cap Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2005(1)	2004(1)	2003(1)	2002	2001	2000
Net Asset Value, Beginning of Period	$ 12.25	$ 10.76	$ 9.89	$ 11.77	$ 12.73	$ 10.06
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.10)	(0.16)	(0.15)	(0.04)	(0.13)	(0.07)
Net realized and unrealized gain (loss)	1.76	1.87	1.84	(0.66)	0.32	2.86
Total from investment operations	1.66	1.71	1.69	(0.70)	0.19	2.79
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	(0.01)	(0.22)	(0.82)	(1.18)	(1.15)	(0.12)
Total dividends and distributions	(0.01)	(0.22)	(0.82)	(1.18)	(1.15)	(0.12)

Net Asset Value, End of Period	$ 13.90	$ 12.25	$ 10.76	$ 9.89	$ 11.77	$ 12.73

Total Return*	13.58%	16.01%	18.74%	(6.40)%	2.61%	28.22%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 953	$ 898	$ 914	$ 1,214	$ 1,312	$ 1,693
Ratio of net operating expenses to
average net assets (3)(5)	2.69%	2.61%	2.96%	2.42%	2.08%	1.72%
Ratio of net investment income to
average net assets (3)(5)	(1.48)%	(1.40)%	(1.62)%	(1.25)%	(0.96)%	(0.79)%
Portfolio Turnover Rate	7%	11%	20%	17%	96%	59%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Mid Cap Portfolio: 2.84% and (1.73)%, respectively, for the six months ended February 28, 2005; 2.85% and (1.65)%, respectively, for the year ended August 31, 2004; 2.89% and (1.63)%, respectively, for the period ended August 31, 2003; and 3.10% and (1.61)%, respectively, for the period ended April 30, 2003.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Small Cap Portfolio: 2.69% and (1.48)%, respectively, for the six months ended February 28, 2005; 2.61% and (1.40)%, respectively, for the year ended August 31, 2004; 2.96% and (1.62)%, respectively, for the year ended August 31, 2003; 2.60% and (1.43)%, respectively, for the year ended August 31, 2002; 2.09% and (0.96)%, respectively, for the year ended August 31, 2001; and 1.74% and (0.76)%, respectively, for the year ended August 31, 2000.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2005(1)	2004(1)	2003(1)	2002	2001	2000
Net Asset Value, Beginning of Period	$ 8.31	$ 6.93	$ 6.85	$ 8.86	$ 15.40	$ 13.10
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.09)	(0.07)	(0.07)	(0.01)	(0.11)	-
Net realized and unrealized gain (loss)	1.69	1.45	0.15	(2.00)	(5.18)	2.56
Total from investment operations	1.60	1.38	0.08	(2.01)	(5.29)	2.56
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	(0.08)
Distributions from realized gains	-	-	-	-	(1.25)	(0.18)
Total dividends and distributions	-	-	-	-	(1.25)	(0.26)

Net Asset Value, End of Period	$ 9.91	$ 8.31	$ 6.93	$ 6.85	$ 8.86	$ 15.40

Total Return*	19.25%	19.91%	1.17%	(22.69)%	(36.42)%	19.54%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 652	$ 595	$ 1,117	$ 516	$ 905	$ 1,534
Ratio of net operating expenses to
average net assets (2)(3)	3.00%	3.30%	3.30%	2.52%	1.99%	1.82%
Ratio of net investment income to
average net assets (2)(3)	(1.95)%	(0.94)%	(1.24)%	(1.01)%	(0.97)%	(0.45)%
Portfolio Turnover Rate	49%	183%	385%	24%	45%	45%

	Health & Biotechnology Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	April 30,	April 30,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)	2002(1)	2001
Net Asset Value, Beginning of Period	$ 12.11	$ 11.14	$ 11.30	$ 14.68	$ 16.33	$ 17.28
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.13)	(0.22)	(0.07)	(0.26)	(0.36)	(0.44)
Net realized and unrealized gain (loss)	0.73	1.19	(0.09)	(3.12)	(1.29)	0.00	**
Total from investment operations	0.60	0.97	(0.16)	(3.38)	(1.65)	(0.44)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	-	-	(0.51)
Total dividends and distributions	-	-	-	-	-	(0.51)

Net Asset Value, End of Period	$ 12.71	$ 12.11	$ 11.14	$ 11.30	$ 14.68	$ 16.33

Total Return*	4.95%	8.71%	(1.42)%	(23.02)%	(10.10)%	(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 7,594	$ 9,302	$ 13,727	$ 15,342	$ 31,406	$ 44,999
Ratio of net operating expenses to
average net assets (2)(4)	3.30%	3.30%	3.30%	3.14%	2.80%	2.60%
Ratio of net investment income to
average net assets (2)(4)	(2.09)%	(1.83)%	(1.75)%	(2.25)%	(2.08)%	(2.15)%
Portfolio Turnover Rate	42%	65%	10%	144%	172%	255%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the International Equity Portfolio: 3.00% and (1.95)%, respectively, for the six months ended February 28, 2005; 3.44% and (1.08)%, respectively, for the year ended August 31, 2004; 3.50% and (1.44)%, respectively, for the year ended August 31, 2003; 3.03% and (1.52)%, respectively, for the year ended August 31, 2002, 2.18% and (0.97)%, respectively, for the year ended August 31, 2001; and 1.98% and (0.29)%, respectively, for the year ended August 31, 2000.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 3.38% and (2.17)%, respectively, for the six months ended February 28, 2005; 3.37% and (1.90)%, respectively, for the year ended August 31, 2004; 3.35% and (1.80)%, respectively, for the period ended August 31, 2003; 3.25% and (2.36)%, respectively, for the year ended April 30, 2003; 2.91% and (2.19)%, respectively, for the year ended April 30, 2002; and 2.80% and (2.35)%, respectively, for the year ended April 30, 2001.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Period Ended	Year Ended		Year Ended	Year Ended
	February 28,	August 31,	August 31,	April 30,		April 30,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)		2002(1)	2001
Net Asset Value, Beginning of Period	$ 5.47	$ 6.45	$ 5.20	$ 7.34		$ 15.87	$ 58.38
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.07)	(0.20)	(0.06)	(0.15)		(0.26)	(0.94)
Net realized and unrealized gain (loss)	1.18	(0.78)	1.31	(1.99)		(8.27)	(25.66)
Total from investment operations	1.11	(0.98)	1.25	(2.14)		(8.53)	(26.60)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-		-	-
Distributions from realized gains	-	-	-	-		-	(15.91)
Total dividends and distributions	-	-	-	-		-	(15.91)

Net Asset Value, End of Period	$ 6.58	$ 5.47	$ 6.45	$ 5.20		$ 7.34	$ 15.87

Total Return*	20.29%	(15.19)%	24.04%	(29.16)%		(53.75)%	(58.09)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 980	$ 1,071	$ 1,873	$ 1,602		$ 3,220	$ 10,296
Ratio of net operating expenses to
average net assets (2)(3)	3.30%	3.30%	3.30%	3.16%		2.87%	2.60%
Ratio of net investment income to
average net assets (2)(3)	(2.13)%	(3.06)%	(3.17)%	(2.75)%		(2.51)%	(2.13)%
Portfolio Turnover Rate	39%	53%	21%	263%		671%	1045%

	Energy & Basic Materials Portfolio - Class C Shares
	(Unaudited)
	Six Months			January 6,
	Ended	Year Ended	Period Ended	2003 (3) to
	February 28,	August 31,	August 31,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)
Net Asset Value, Beginning of Period	$ 17.40	$ 14.15	$ 12.63	$ 13.08
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.20)	(0.30)	(0.04)	-
Net realized and unrealized gain (loss)	5.53	3.55	1.56	(0.45)
Total from investment operations	5.33	3.25	1.52	(0.45)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-
Distributions from realized gains	-	-	-	-
Total dividends and distributions	-	-	-	-

Net Asset Value, End of Period	$ 22.73	$ 17.40	$ 14.15	$ 12.63

Total Return*	30.63%	22.97%	12.03%	(3.44)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 96	$ 67	$ 20	$ 13	(5)
Ratio of net operating expenses to
average net assets (2)(4)	3.30%	3.30%	3.30%	3.30%
Ratio of net investment income to
average net assets (2)(4)	(2.09)%	(1.80)%	(0.88)%	(1.46)%
Portfolio Turnover Rate	38%	88%	22%	705%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Technology & Communications Portfolio: 3.49% and (2.31)%, respectively, for the six months ended February 28, 2005; 3.32% and (3.09)%, respectively, for the year ended August 31, 2004; 3.66% and (3.53)%, respectively, for the period ended August 31, 2003; 4.19% and (3.78)%, respectively, for the year ended April 30, 2003; 3.40% and (3.04)%, respectively, for the year ended April 30, 2002; and 2.76% and (2.29)%, respectively, for the year ended April 30, 2001.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 3.94% and (2.74)%, respectively, for the six months ended February 28, 2005; 3.93% and (2.43)%, respectively, for the year ended August 31, 2004; 4.97% and (2.55)%, respectively, for the period ended August 31, 2003; and 3.30% and (1.46)%, respectively, for the period ended April 30, 2003.

(5) Actual value, not truncated by 000s.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class C Shares
	(Unaudited)
	Six Months					August 1,
	Ended	Year Ended	Period Ended	Year Ended	Year Ended	2000(3) to
	February 28,	August 31,	August 31,	April 30,	April 30,	April 30,
	2005(1)	2004(1)	2003(1)	2003(1)	2002(1)	2001
Net Asset Value, Beginning of Period	$ 11.36	$ 10.83	$ 9.82	$ 11.29	$ 10.89	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.11)	(0.21)	(0.06)	(0.13)	(0.17)	(0.03)
Net realized and unrealized gain (loss)	1.19	0.74	1.07	(1.34)	0.57	0.97
Total from investment operations	1.08	0.53	1.01	(1.47)	0.40	0.94
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	(0.69)	-	-	-	-	(0.05)
Total dividends and distributions	(0.69)	-	-	-	-	(0.05)

Net Asset Value, End of Period	$ 11.75	$ 11.36	$ 10.83	$ 9.82	$ 11.29	$ 10.89

Total Return*	9.23%	4.89%	10.29%	(13.02)%	3.67%	9.41%
Ratios and Supplemental Data:
Net assets, end of period	$ 100	$ 101	$ 295	$ 263	$ 487	$ 609
Ratio of net operating expenses to
average net assets (2)(4)	3.30%	3.30%	3.30%	3.15%	3.08%	2.60%
Ratio of net investment income to
average net assets (2)(4)	(1.85)%	(1.87)%	(1.82)%	(1.33)%	(1.54)%	(0.72)%
Portfolio Turnover Rate	35%	199%	32%	67%	55%	21%

	Investment Quality Bond Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2005(1)	2004(1)	2003(1)	2002	2001	2000
Net Asset Value, Beginning of Period	$ 10.18	$ 10.53	$ 10.71	$ 10.44	$ 9.90	$ 9.89
Income (Loss) from Investment Operations:
Net investment income (loss)	0.07	0.20	0.20	0.56	0.42	0.46
Net realized and unrealized gain (loss)	(0.11)	0.03	0.06	0.14	0.54	0.01
Total from investment operations	(0.04)	0.23	0.26	0.70	0.96	0.47
Dividends and Distributions:
Dividends from net investment income	(0.07)	(0.20)	(0.20)	(0.41)	(0.42)	(0.46)
Distributions from realized gains	(0.18)	(0.38)	(0.24)	(0.02)	-	-
Total dividends and distributions	(0.25)	(0.58)	(0.44)	(0.43)	(0.42)	(0.46)

Net Asset Value, End of Period	$ 9.89	$ 10.18	$ 10.53	$ 10.71	$ 10.44	$ 9.90

Total Return*	(0.40)%	2.34%	2.49%	6.93%	9.80%	4.88%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 1,241	$ 1,251	$ 1,699	$ 2,403	$ 2,006	$ 1,361
Ratio of net operating expenses to
average net assets (2)(5)	2.40%	2.40%	2.40%	2.23%	1.90%	1.92%
Ratio of net investment income to
average net assets (2)(5)	1.50%	1.97%	1.88%	3.84%	4.13%	4.69%
Portfolio Turnover Rate	38%	33%	66%	46%	52%	52%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.
(3) Commencement of offering.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Financial Services  Portfolio: 4.75% and (3.29)%, respectively, for the six months ended February 28, 2005; 4.13% and (2.69)%, respectively, for the year ended August 31, 2004; 3.30% and (1.82)%, respectively, for the period ended August 31, 2003; 7.04% and (5.22)%, respectively, for the year ended April 30, 2003; 5.75% and (4.21)%, respectively, for the year ended April 30, 2002; 5.17% and (3.29)%, respectively, for the period ended April 30, 2001.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 2.83% and 1.06%, respectively, for the six months ended February 28, 2005; 2.81% and 1.55%, respectively, for the year ended August 31, 2004; 2.70% and 1.58%, respectively, for the year ended August 31, 2003; 2.43% and 3.64%, respectively, for the year ended August 31, 2002, 2.05% and 4.13%, respectively, for the year ended August 31, 2001; and 1.97% and 4.74%, respectively, for the year ended August 31, 2000.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,		August 31,	August 31,	August 31,
	2005(1)		2004(1)		2003(1)		2002	2001	2000
Net Asset Value, Beginning of Period	$ 10.52		$ 10.33		$ 10.66		$ 10.67	$ 10.09	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss)	0.11		0.24		0.24		0.47	0.30	0.35
Net realized and unrealized gain (loss)	(0.04)		0.25		(0.22)		(0.16)	0.59	0.13
Total from investment operations	0.07		0.49		0.02		0.31	0.89	0.48
Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.24)		(0.24)		(0.30)	(0.31)	(0.33)
Distributions from realized gains	(0.08)		(0.06)		(0.11)		(0.02)	-	(0.06)
Total dividends and distributions	(0.19)		(0.30)		(0.35)		(0.32)	(0.31)	(0.39)

Net Asset Value, End of Period	$ 10.40		$ 10.52		$ 10.33		$ 10.66	$ 10.67	$ 10.09

Total Return*	0.64%		4.81%		0.21%		3.02%	8.97%	4.97%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 327		$ 325		$ 432		$ 794	$ 605	$ 114
Ratio of net operating expenses to
average net assets (2)(3)	2.40%		2.40%		2.40%		2.35%	2.20%	2.20%
Ratio of net investment income to
average net assets (2)(3)	2.03%		2.24%		2.30%		2.77%	2.90%	3.40%
Portfolio Turnover Rate	17%		29%		11%		48%	21%	12%

	U.S. Government Money Market Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,		August 31,	August 31,	August 31,
	2005(1)		2004(1)		2003(1)		2002	2001	2000
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss)	0.00	**	0.00	**	0.00	**	0.01	0.04	0.04
Net realized and unrealized gain (loss)	-		-		-		-	-	-
Total from investment operations	0.00	**	0.00	**	0.00	**	0.01	0.04	0.04
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	-		(0.00)	**	(0.01)	(0.04)	(0.04)
Distributions from realized gains	-		(0.00)	**	-		-	-	-
Total dividends and distributions	(0.00)	**	(0.00)	**	(0.00)	**	(0.01)	(0.04)	(0.04)

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total Return*	0.38%		0.04%		0.03%		0.72%	3.68%	4.10%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 667		$ 688		$ 2,358		$ 1,342	$ 4,165	$ 805
Ratio of net operating expenses to
average net assets (2)(4)	2.25%		2.09%		1.28%		2.01%	1.89%	1.87%
Ratio of net investment income to
average net assets (2)(4)	0.78%		0.00%		0.07%		0.73%	3.42%	4.11%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A	N/A	N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Municipal Bond Portfolio: 3.05% and 1.38%, respectively, for the six months ended February 28, 2005; 2.90% and 1.73%, respectively, for the year ended August 31, 2004; 3.07% and 1.63%, respectively, for the year ended August 31, 2003; 3.31% and 1.81%, respectively, for the year ended August 31, 2002; 2.52% and 2.90%, respectively, for the year ended August 31, 2001; and 2.84% and 2.76%, respectively, for the year ended August 31, 2000.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 2.67% and 0.36%, respectively, for the six months ended February 28, 2005; 3.74% and (1.65)%, respectively, for the year ended August 31, 2004; 2.72% and (1.37)%, respectively, for the year ended August 31, 2003; 2.26% and 0.48%, respectively, for the year ended August 31, 2002; 1.90% and 3.42%, respectively, for the year ended August 31, 2001; and 1.87% and 4.11%, respectively, for the year ended August 31, 2000.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of  $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2004 through

February 28, 2005.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account Value – 9/1/2004	Ending Account Value – 2/28/2005	Expense Paid 9/1/2004-2/28/2005*	Expense Ratio [Annualized]
Actual Expenses – Table 1:
Large Capitalization Value – Class I	$1,000.00	$1,112.80	$8.64	1.65%
Large Capitalization Value – Class B	1,000.00	1,107.20	13.85	2.65
Large Capitalization Value – Class C	1,000.00	1,107.20	13.85	2.65
Large Capitalization Growth – Class I	1,000.00	1,105.30	8.93	1.71
Large Capitalization Growth – Class B	1,000.00	1,100.90	14.12	2.71
Large Capitalization Growth – Class C	1,000.00	1,099.70	14.11	2.71
Mid Capitalization – Class I	1,000.00	1,202.40	10.05	1.84
Mid Capitalization – Class A	1,000.00	1,200.00	12.22	2.24
Mid Capitalization – Class B	1,000.00	1,197.50	15.47	2.84
Mid Capitalization – Class C	1,000.00	1,196.80	15.47	2.84
Small Capitalization – Class I	1,000.00	1,141.60	8.97	1.69
Small Capitalization – Class B	1,000.00	1,135.30	14.29	2.70
Small Capitalization – Class C	1,000.00	1,135.80	14.25	2.69
International Equity – Class I	1,000.00	1,198.60	10.90	2.00
International Equity – Class B	1,000.00	1,193.30	16.31	3.00
International Equity – Class C	1,000.00	1,192.50	16.31	3.00
Health & Biotechnology – Class I	1,000.00	1,055.10	11.72	2.30
Health & Biotechnology – Class A	1,000.00	1,052.80	13.74	2.70
Health & Biotechnology – Class B	1,000.00	1,049.50	16.77	3.30
Health & Biotechnology – Class C	1,000.00	1,049.50	16.77	3.30
Technology & Communications – Class I	1,000.00	1,209.40	12.60	2.30
Technology & Communications – Class A	1,000.00	1,207.00	14.77	2.70
Technology & Communications – Class B	1,000.00	1,204.40	18.04	3.30
Technology & Communications – Class C	1,000.00	1,202.90	18.02	3.30
Energy & Basic Materials – Class I	1,000.00	1,312.80	13.19	2.30
Energy & Basic Materials – Class A	1,000.00	1,310.90	15.47	2.70
Energy & Basic Materials – Class B	1,000.00	1,306.70	18.87	3.30
Energy & Basic Materials – Class C	1,000.00	1,306.30	18.87	3.30
Financial Services – Class I	1,000.00	1,098.30	11.97	2.30
Financial Services – Class A	1,000.00	1,096.20	14.03	2.70
Financial Services – Class B	1,000.00	1,092.20	17.12	3.30
Financial Services – Class C	1,000.00	1,092.30	17.12	3.30
Investment Quality Bond – Class I	1,000.00	1,001.00	6.95	1.40
Investment Quality Bond – Class B	1,000.00	996.00	11.88	2.40
Investment Quality Bond – Class C	1,000.00	996.00	11.88	2.40
Municipal Bond – Class I	1,000.00	1,011.40	6.98	1.40
Municipal Bond – Class B	1,000.00	1,006.40	11.94	2.40
Municipal Bond – Class C	1,000.00	1,006.40	11.94	2.40
U.S. Government Money Market – Class I	1,000.00	1,003.80	6.21	1.25
U.S. Government Money Market – Class B	1,000.00	1,003.90	11.18	2.25
U.S. Government Money Market – Class C	1,000.00	1,003.80	11.18	2.25

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in the fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account Value – 9/1/2004	Ending Account Value – 2/28/2005	Expense Paid 9/1/2004-2/28/2005*	Expense Ratio [Annualized]
Hypothetical [5% Return Before Expenses] Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,016.61	$8.25	1.65%
Large Capitalization Value – Class B	1,000.00	1,011.65	13.22	2.65
Large Capitalization Value – Class C	1,000.00	1,011.65	13.22	2.65
Large Capitalization Growth – Class I	1,000.00	1,016.31	8.55	1.71
Large Capitalization Growth – Class B	1,000.00	1,011.36	13.51	2.71
Large Capitalization Growth – Class C	1,000.00	1,011.36	13.51	2.71
Mid Capitalization – Class I	1,000.00	1,015.67	9.20	1.84
Mid Capitalization – Class A	1,000.00	1,013.69	11.18	2.24
Mid Capitalization – Class B	1,000.00	1,010.71	14.16	2.84
Mid Capitalization – Class C	1,000.00	1,010.71	14.16	2.84
Small Capitalization – Class I	1,000.00	1,016.41	8.45	1.69
Small Capitalization – Class B	1,000.00	1,011.41	13.47	2.70
Small Capitalization – Class C	1,000.00	1,011.46	13.42	2.69
International Equity – Class I	1,000.00	1,014.88	9.99	2.00
International Equity – Class B	1,000.00	1,009.92	14.95	3.00
International Equity – Class C	1,000.00	1,009.92	14.95	3.00
Health & Biotechnology – Class I	1,000.00	1,013.39	11.48	2.30
Health & Biotechnology – Class A	1,000.00	1,011.41	13.47	2.70
Health & Biotechnology – Class B	1,000.00	1,008.43	16.43	3.30
Health & Biotechnology – Class C	1,000.00	1,008.43	16.43	3.30
Technology & Communications – Class I	1,000.00	1,013.39	11.48	2.30
Technology & Communications – Class A	1,000.00	1,011.41	13.47	2.70
Technology & Communications – Class B	1,000.00	1,008.43	16.43	3.30
Technology & Communications – Class C	1,000.00	1,008.43	16.43	3.30
Energy & Basic Materials – Class I	1,000.00	1,013.39	11.48	2.30
Energy & Basic Materials – Class A	1,000.00	1,011.41	13.47	2.70
Energy & Basic Materials – Class B	1,000.00	1,008.43	16.43	3.30
Energy & Basic Materials – Class C	1,000.00	1,008.43	16.43	3.30
Financial Services – Class I	1,000.00	1,013.39	11.48	2.30
Financial Services – Class A	1,000.00	1,011.41	13.47	2.70
Financial Services – Class B	1,000.00	1,008.43	16.43	3.30
Financial Services – Class C	1,000.00	1,008.43	16.43	3.30
Investment Quality Bond – Class I	1,000.00	1,017.85	7.00	1.40
Investment Quality Bond – Class B	1,000.00	1,012.89	11.98	2.40
Investment Quality Bond – Class C	1,000.00	1,012.89	11.98	2.40
Municipal Bond – Class I	1,000.00	1,017.85	7.00	1.40
Municipal Bond – Class B	1,000.00	1,012.89	11.98	2.40
Municipal Bond – Class C	1,000.00	1,012.89	11.98	2.40
U.S. Government Money Market – Class I	1,000.00	1,018.60	6.26	1.25
U.S. Government Money Market – Class B	1,000.00	1,013.64	11.23	2.25
U.S. Government Money Market – Class C	1,000.00	1,013.64	11.23	2.25

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in reporting period).

THE SARATOGA

ADVANTAGE TRUST

Privacy Policy for the Saratoga Advantage Trust

The Saratoga Advantage Trust (“Saratoga”) respects your right to privacy.   We also know that you expect us to conduct and process your business in an accurate and efficient manner.   To do so, we must collect and maintain certain non-public personal information about you.   This is the information we collect from you on applications or other forms, from your activities on our website, and from the transactions you make with us, our affiliates or third parties.  We do not disclose any non-public personal information about you or any of our former customers to anyone, except as permitted by law.   Specifically, so that we may continue to offer you investment products and services to help you meet your investing needs, and to effect transactions that you request or authorize, we may disclose the non-public personal information we collect to companies that perform services on our behalf, such as Saratoga’s transfer agent, or printers and mailers that assist us in the distribution of investor materials.   These companies are instructed to use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose.   To protect your non-public personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your non-public personal information.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the period ended June 30, 2004 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 29, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Saratoga Advantage Trust

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/9/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Mark S. Marrone

Mark S. Marrone, Treasurer and Chief Financial Officer

Date

5/9/05

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/9/05

* Print the name and title of each signing officer under his or her signature.